 SEC. File Nos. 002-98199
811-04318

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 33
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 32

THE AMERICAN FUNDS INCOME SERIES
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:
(213) 486-9200

KIMBERLY S. VERDICK
The American Funds Income Series
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Michael Glazer
PAUL, HASTINGS, JANOFSKY & WALKER LLP
555 S. Flower Street
Los Angeles, CA 90071-2371
(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective on November 1, 2006 pursuant to paragraph (a) of rule 485.


 [logo - American Funds (r)]         The right choice for the long term/(R)/

U.S. Government
Securities Fund/SM/

PROSPECTUS

 November 1, 2006

 1    Risk/Return summary
 5    Fees and expenses of the fund
 7    Investment objective, strategies and risks
11    Management and organization
14    Shareholder information
15    Choosing a share class
17    Purchase and exchange of shares
21    Sales charges
24    Sales charge reductions and waivers
27    Rollovers from retirement plans to IRAs
28    Plans of distribution
28    Other compensation to dealers
29    How to sell shares
31    Distributions and taxes
32    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Risk/Return summary
The fund seeks to provide you with a high level of current income as well as to preserve your investment by investing primarily in securities that are guaranteed by the U.S. government. The fund also invests in securities sponsored by the U.S. government and non-government issuers. All securities held by the fund will be rated AAA/Aaa or equivalent.

The fund is designed for investors seeking income, higher credit quality and capital preservation over the long term.  Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.
At least 80% of the fund's assets will be invested in securities that are guaranteed or sponsored by the U.S. government. The fund may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of, or sponsored by, the U.S. government. Examples of such securities are mortgage-backed securities issued by private issuers and the Federal National
Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage
Corporation ("Freddie Mac"). These securities are neither issued nor guaranteed by the U.S. Treasury.

While the fund invests in the highest quality debt securities, these securities may still be affected by changing interest rates and prepayment risks. It is important to note that neither the fund nor its yield is guaranteed by the U.S.
government.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                     1
                                   U.S. Government Securities Fund / Prospectus

HISTORICAL INVESTMENT RESULTS
The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 4 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results (before and after taxes) are not predictive of future results.

[begin bar chart]

Calendar year total returns for Class A shares
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

1995            15.46
1996             2.82
1997             8.39
1998             7.87
1999           - 1.59
2000            11.93
2001             6.41
2002             9.02
2003             1.91
2004             2.88

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                                                        4.77%  (quarter ended June 30, 1995)
LOWEST                                                        -2.00%  (quarter ended June 30, 2004)

The fund's total return for the nine months ended September 30, 2006, was X.XX%.

                                     2
U.S. Government Securities Fund / Prospectus


Unlike the bar chart on the previous page, the Investment Results table on the following page reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial or contingent deferred sales charges imposed:

 . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 . Class B share results reflect the applicable contingent deferred sales charge. For example, results for the one-year period shown reflect a contingent deferred sales charge of 5%. These charges begin to decline one year after purchase and are eliminated six years after purchase.

 . Class C share results for the one-year period shown reflect a contingent deferred sales charge of 1%, which only applies if shares are sold within one year of purchase.

 . Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Results would be higher if calculated without sales charges. The references above to Class A, B, C or F sales charges also refer to the corresponding Class
529-A, 529-B, 529-C or 529-F sales charges.

The Investment Results table shows the fund's results on both a pretax and after-tax basis, as required by Securities and Exchange Commission rules.
After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. Total returns shown "after taxes on distributions"
reflect the effect of taxes on distributions (for example, dividends or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period and, as a result, reflect the effect of both taxes on distributions by the fund and taxes on any gain or loss realized upon the sale of the shares. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY
WILL DIFFER FROM THE RESULTS SHOWN BELOW. IN ADDITION, AFTER-TAX RETURNS MAY NOT
BE RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH A TAX-DEFERRED ARRANGEMENT,
SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT (IRA) OR 529 COLLEGE
SAVINGS PLAN./ /

Unlike the Investment Results table on page 4, the Additional Investment Results table on page 9 reflects the fund's results calculated without sales charges.

                                     3
                                   U.S. Government Securities Fund / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 10/17/85
 Before taxes                            XX      XX        XX           XX
 After taxes on distributions            XX      XX        XX          N/A
 After taxes on distributions and        XX      XX        XX          N/A
sale of fund shares

                                     1 YEAR   LIFETIME/1/
----------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                          XX         XX
----------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                          XX         XX
----------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                          XX         XX
----------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/20/02
 Before taxes                          XX         XX
----------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/20/02
 Before taxes                          XX         XX
----------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/19/02
 Before taxes                          XX         XX
----------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/7/02
 Before taxes                          XX         XX
----------------------------------------------------------
 CLASS 529-F -- FIRST SOLD 10/11/02
 Before taxes                          XX         XX

                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 INDEXES (BEFORE TAXES)//
 Citigroup Treasury/Govt                 XX      XX        XX          XX
Sponsored/Mortgage Index/2/
 Lipper General U.S. Government Funds    XX      XX        XX          XX
Average/3/
 Lipper GNMA Funds Average/4/            XX      XX        XX          XX
 Consumer Price Index/5/                 XX      XX        XX          XX
-------------------------------------------------------------------------------
 Class A 30-day yield at August 31, 2006: X.XX%/6/
 (For current yield information, please call American FundsLine at
800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. In prior years, each index may have included different funds or securities from those that constitute the current year's index.
2 Citigroup Treasury/Government Sponsored/Mortgage Index (formerly Salomon Smith
 Barney Treasury/Government Sponsored/Mortgage Index) is a market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and
 GNMAs. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
3 Lipper General U.S. Government Funds Average is comprised of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.
4 Lipper GNMA Funds Average is comprised of funds that invest primarily in
 Government National Mortgage Association securities. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.
5 Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
 U.S. Department of Labor, Bureau of Labor Statistics.
6 Reflects a fee waiver (x.xx% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the fund."

                                     4
U.S. Government Securities Fund / Prospectus


Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/2/   CLASS F/1,3/
--------------------------------------------------------------------------------------------

 Maximum initial sales
 charge on purchases    3.75%/4/       none        none          none             none
 (as a percentage of
 offering price)
--------------------------------------------------------------------------------------------
 Maximum sales charge      none        none        none          none             none
 on reinvested
 dividends
--------------------------------------------------------------------------------------------
 Maximum contingent      none/5/    5.00%/6/    1.00%/7/         none             none
 deferred sales charge
--------------------------------------------------------------------------------------------
 Redemption or             none        none        none          none             none
 exchange fees

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                    CLASS A  CLASS B  CLASS C  CLASS F
-------------------------------------------------------------------------------

 Management fees/8/                  0.00%    0.00%    0.00%    0.00%
-------------------------------------------------------------------------------
 Distribution and/or service         0.00     1.00     0.00     0.25
 (12b-1) fees/9/
-------------------------------------------------------------------------------
 Other expenses/10/                  0.00     0.00     0.00     0.00
-------------------------------------------------------------------------------
 Total annual fund operating         0.00     0.00     0.00     0.00
 expenses/8/
                                     CLASS    CLASS    CLASS    CLASS    CLASS

                                     529-A    529-B    529-C    529-E    529-F
-------------------------------------------------------------------------------
 Management fees/8/                  0.00%    0.00%    0.00%    0.00%    0.00%
-------------------------------------------------------------------------------
 Distribution and/or service         0.00     0.00     0.00     0.00     0.00
 (12b-1) fees/11/
-------------------------------------------------------------------------------
 Other expenses/10,12/               0.00     0.00     0.00     0.00     0.00
-------------------------------------------------------------------------------
 Total annual fund operating         0.00     0.00     0.00     0.00     0.00
 expenses/8/

1 Includes corresponding 529 share class. Accounts holding these 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee, which are not reflected in this table.
2 Available only to employer-sponsored 529 plans. Accounts holding these shares are subject to a $10 account setup fee and an annual $10 account maintenance fee, which are not reflected in this table.
3 Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.
4 The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.
5 A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.
6 The contingent deferred sales charge is reduced one year after purchase and eliminated six years after purchase.
7 The contingent deferred sales charge is eliminated one year after purchase.
8 The fund's investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10%
 (.029%). The waiver may be discontinued at any time, but will continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances dictate. Total annual fund operating expenses do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial
 Highlights table in this prospectus and the audited financial statements in the fund's annual report.
9 Class A and F 12b-1 fees may not exceed .30% and .50%, respectively, of each class' average net assets annually. Class B and C 12b-1 fees are up to 1.00% of each class' average net assets annually.
10 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically ranges from $3 to $19 per account.
11 Class 529-A and 529-F 12b-1 fees may not exceed .50% of each class' average net assets annually. Class 529-B and 529-C 12b-1 fees are up to 1.00% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed .75%
 of the class' average net assets annually.
12 Includes .10% paid to a state or states for oversight and administrative services.

                                     5
                                   U.S. Government Securities Fund / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------

 Class A/1/                                  $X      $X       $X         $X
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2/            X       X        X          X
-------------------------------------------------------------------------------
 Class B -- assuming no redemption/3/         X       X        X          X
-------------------------------------------------------------------------------
 Class C -- assuming redemption/4/            X       X        X          X
-------------------------------------------------------------------------------
 Class C -- assuming no redemption            X       X        X          X
-------------------------------------------------------------------------------
 Class F -- excludes intermediary fees/5/     X       X        X          X
-------------------------------------------------------------------------------
 Class 529-A/1,6/                             X       X        X          X
-------------------------------------------------------------------------------
 Class 529-B -- assuming                      X       X        X          X
redemption/2,6/
-------------------------------------------------------------------------------
 Class 529-B -- assuming no                   X       X        X          X
redemption/3,6/
-------------------------------------------------------------------------------
 Class 529-C -- assuming                      X       X        X          X
redemption/4,6/
-------------------------------------------------------------------------------
 Class 529-C -- assuming no redemption/6/     X       X        X          X
-------------------------------------------------------------------------------
 Class 529-E/6/                               X       X        X          X
-------------------------------------------------------------------------------
 Class 529-F -- excludes intermediary         X       X        X          X
fees/5,6/

1 Reflects the maximum initial sales charge in the first year.
2 Reflects applicable contingent deferred sales charges through year six and
 Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
3 Reflects Class A or 529-A expenses for years nine and 10 because Class B and
 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
4 Reflects a contingent deferred sales charge in the first year.
5 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from .75% to 1.50% of assets annually depending on the services offered.
6 Reflects an initial $10 account setup fee and an annual $10 account maintenance fee.

                                     6
U.S. Government Securities Fund / Prospectus


Investment objective, strategies and risks
The fund's investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital. Normally, the fund will invest at least 80% of its assets in securities guaranteed or sponsored by the U.S. government and in cash and cash equivalents. The fund may invest in securities issued by U.S. governmental agencies or instrumentalities that are not guaranteed by the U.S. government. The fund may also invest a substantial portion of its assets in securities backed by pools of mortgages, also called "mortgage-backed securities." These securities will be rated AAA by
Standard & Poor's Corporation or Aaa by Moody's Investors Service, Inc. or
unrated but determined to be of equivalent quality by the fund's investment adviser. In addition, the fund may invest up to 20% of its assets in non-government securities that are rated AAA or Aaa or that are unrated but determined to be of equivalent quality by the fund's investment adviser.

The values of most debt securities held by the fund may be affected by changing interest rates and prepayment risk. For example, as with other debt securities, the value of U.S. government securities generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity securities generally have higher rates of interest but may be subject to greater price fluctuations than shorter maturity securities.

A security backed by the U.S. Treasury or the full faith and credit of the
United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities will fluctuate.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.
The fund may also hold cash, money market instruments or short-term debt securities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices; conversely, consistent with the fund's preservation of capital objective, it could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                     7
                                   U.S. Government Securities Fund / Prospectus

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser seeks to accomplish this by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

ADDITIONAL INVESTMENT RESULTS
Unlike the Investment Results table on page 4, the table on page 9 reflects the fund's results calculated without sales charges.

                                     8
U.S. Government Securities Fund / Prospectus


 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 CLASS A -- FROM 10/17/85
 Before taxes                            XX      XX        XX           XX
 After taxes on distributions            XX      XX        XX          N/A
 After taxes on distributions and        XX      XX        XX          N/A
sale of fund shares

                                     1 YEAR   LIFETIME/1/
----------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                          XX         XX
----------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                          XX         XX
----------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                          XX         XX
----------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/20/02
 Before taxes                          XX         XX
----------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/20/02
 Before taxes                          XX         XX
----------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/19/02
 Before taxes                          XX         XX
----------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/7/02
 Before taxes                          XX         XX
----------------------------------------------------------
 CLASS 529-F -- FIRST SOLD 10/11/02
 Before taxes                          XX         XX

                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/1/
-------------------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 Citigroup Treasury/Govt             XX        XX        XX            XX
Sponsored/Mortgage Index/2/
 Lipper General U.S. Government      XX        XX        XX            XX
Funds Average/3/
 Lipper GNMA Funds Average/4/        XX        XX        XX            XX
 Consumer Price Index/5/             XX        XX        XX            XX
 Class A distribution rate at December 31, 2005: X.XX%/6/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. In prior years, each index may have included different funds or securities from those that constitute the current year's index.
2 Citigroup Treasury/Government Sponsored/Mortgage Index (formerly Salomon Smith
 Barney Treasury/Government Sponsored/Mortgage Index) is a market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and
 GNMAs. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
3 Lipper General U.S. Government Funds Average is comprised of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.
4 Lipper GNMA Funds Average is comprised of funds that invest primarily in
 Government National Mortgage Association securities. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.
5 Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
 U.S. Department of Labor, Bureau of Labor Statistics.
6 Reflects a fee waiver (3.06% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the fund." The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

                                     9
                                   U.S. Government Securities Fund / Prospectus

[begin pie chart]

Holdings by type of investment as of August 31, 2005

U.S Treasury bonds & notes             45.6%
Mortgage-backed obligations            35.4
Federal agency bonds & notes           16.9
Short-term securities & other           2.1
assets less liabilities

[end pie chart]

 QUALITY BREAKDOWN AS OF AUGUST 31, 2006
                                                         PERCENT OF NET ASSETS

 U.S. government obligations*                                     XX
-------------------------------------------------------------------------------
 Federal agencies                                                 XX
-------------------------------------------------------------------------------
 Short-term securities and other assets less                      XX
liabilities

* These securities are guaranteed by the full faith and credit of the U.S.
 government.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                     10
U.S. Government Securities Fund / Prospectus


Management and organization

INVESTMENT ADVISER
Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 135 South State
College Boulevard, Brea, California 92821. Capital Research and Management
Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of trustees is contained in the fund's annual report to shareholders for the year ended August 31, 2006.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution for the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

                                     11
                                   U.S. Government Securities Fund / Prospectus

PORTFOLIO HOLDINGS
Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings updated as of each calendar quarter-end is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange
Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM
Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company.

                                     12
U.S. Government Securities Fund / Prospectus


The primary individual portfolio counselors for U.S. Government Securities Fund are:

                                             PRIMARY TITLE WITH      PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER      COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)          ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE              OF THE FUND
--------------------------------------------------------------------------------------------

 JOHN H. SMET                19 years        Senior Vice             Serves as a U.S.
 President and Trustee                       President, Capital      Government securities
                                             Research and            portfolio counselor
                                             Management Company

                                             Investment
                                             professional for 24
                                             years in total; 23
                                             years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
--------------------------------------------------------------------------------------------
 THOMAS H. HOGH              9 years         Vice President,         Serves as a U.S.
                                             Capital International   Government securities
                                             Research, Inc.          portfolio counselor

                                             Investment
                                             professional for 19
                                             years in total; 16
                                             years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
--------------------------------------------------------------------------------------------
 MICHAEL D. LOCKE            3 years         Vice President,         Serves as a U.S.
                         (plus 6 years of    Capital Research        Government securities
                         prior experience    Company                 portfolio counselor
                              as an
                        investment analyst   Investment
                          for the fund)      professional for 11
                                             years in total; 9
                                             years with Capital
                                             Research and
                                             Management Company or
                                             affiliate

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

                                     13
                                   U.S. Government Securities Fund / Prospectus

Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service
Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
service center     service center      service center         service center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4352   Fax: 317/735-6636      Fax: 757/670-4761
Fax: 714/671-7133

A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S
STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN
FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO
THE APPLICABLE PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES
SPECIFICALLY RELATING TO THEIR ACCOUNT(S). These documents are available by writing or calling American Funds Service Company. Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you depending on your investment dealer. Please see your financial adviser or investment dealer for more information.

                                     14
U.S. Government Securities Fund / Prospectus


Choosing a share class
The fund offers different classes of shares through this prospectus. Class A, B,
C and F shares are available through various investment programs or accounts, including certain types of retirement plans (see limitations below). The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares through an account established with a 529 college savings plan managed by the American Funds organization. Class 529-A, 529-B, 529-C and 529-F shares are structured similarly to the corresponding Class A, B, C and F shares.
For example, the same initial sales charges apply to Class 529-A shares as to
Class A shares. Class 529-E shares are available only to investors participating through an eligible employer plan.

Each share class represents investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE
FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE
MADE IN CLASS A SHARES OR, IN THE CASE OF A 529 PLAN INVESTMENT, CLASS 529-A
SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class
 529-B or 529-C shares to cover higher education expenses);

.. availability of share classes:

 -- Class B and C shares are not available to retirement plans that do not currently invest in such shares and are eligible to invest in Class R shares, including employer-sponsored retirement plans such as defined benefit plans,
   401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit-sharing plans; and

 -- Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH
YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F
SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F
SHARES.

                                     15
                                   U.S. Government Securities Fund / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES

 Initial sales charge    up to 3.75% (reduced for purchases of $100,000 or more
                         and eliminated for purchases of $1 million or more)
 Contingent deferred     none (except that a charge of 1.00% applies to certain
 sales charge            redemptions made within one year following purchases
                         of $1 million or more without an initial sales charge)
 12b-1 fees              up to .30% annually (for 529-A shares, may not exceed
                         .50% annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00%, declining to 0% six years after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         12b-1 fees and other expenses, but higher than C
                         shares due to lower other expenses
 Purchase maximum        see the discussion regarding purchase minimums and
                         maximums in "Purchase and exchange of shares"
 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        see the discussion regarding purchase minimums and
                         maximums in "Purchase and exchange of shares"
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to 529-F shares)
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .50% annually (may not exceed .75%
                         annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower 12b-1 fees, but lower than 529-A and 529-F
                         shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .25% annually (may not exceed .50%
                         annually)
 Dividends               generally higher than B and C shares due to lower
                         12b-1 fees, but lower than A shares due to higher
                         other expenses
 Purchase maximum        none
 Conversion              none

                                     16
U.S. Government Securities Fund / Prospectus


Purchase and exchange of shares
THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS
DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN CERTAIN
PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON YOUR BEHALF IN
ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE
INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY OTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO
CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY
LAW.

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES
Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. You may open this type of account and purchase 529 shares by contacting any financial adviser
(who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

                                     17
                                   U.S. Government Securities Fund / Prospectus

EXCHANGE
Generally, you may exchange your shares into shares of the same class of other
American Funds without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C
OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF
UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFER TO MINORS ACT CUSTODIAL
ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN
THE APPLICABLE PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE
MAKING SUCH AN EXCHANGE.

Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class
B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.

FREQUENT TRADING OF FUND SHARES
The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.
Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of trustees has also adopted certain policies and procedures with respect to frequent purchases and redemptions of fund shares. Under the fund's "purchase blocking policy," any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures or other procedures that American
Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries

                                     18
U.S. Government Securities Fund / Prospectus


will be subject to this purchase blocking policy or another frequent trading policy that is reasonably designed to achieve the objective of the purchase blocking policy. There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:
systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

NOTWITHSTANDING THE FUND'S PURCHASE BLOCKING POLICY (INCLUDING THE TYPES OF
TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER A PURCHASE
BLOCK UNDER THE POLICY), ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE
FUND'S AND AMERICAN FUNDS DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE
TRADING GENERALLY. SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE
INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY ADDRESS OTHER
POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

PURCHASE MINIMUMS AND MAXIMUMS

 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES/1/
-------------------------------------------------------------------------------

 To establish an account (including retirement plan and 529          $   250/2/
 accounts)
    For a payroll deduction retirement plan account, payroll
    deduction                                                              25
    savings plan account or employer-sponsored 529 account
 To add to an account                                                      50
    For a payroll deduction retirement plan account, payroll               25
    deduction
    savings plan account or employer-sponsored 529 account
--------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS B SHARES                   50,000
--------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS C SHARES                  500,000

1 Purchase minimums may be waived in certain cases. Please see the statement of additional information for details.
2 For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

                                     19
                                   U.S. Government Securities Fund / Prospectus

If you have significant American Funds or American Legacy/(R)/ holdings, you may not be eligible to invest in Class B or C shares (or their corresponding 529 share classes). Specifically, you may not purchase Class B or 529-B shares if you are eligible to purchase Class A or 529-A shares at the $100,000 or higher sales charge discount rate, and you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See "Sales charge reductions and waivers" below and the statement of additional information for more information regarding sales charge discounts.

VALUING SHARES
The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if a security defaults and there is no market for the security. Use of these procedures is intended to result in more appropriate net asset values.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.
MOVING BETWEEN SHARE CLASSES

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes.

                                     20
U.S. Government Securities Fund / Prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                               SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE
MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD
WITHIN ONE YEAR OF PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

                                     21
                                   U.S. Government Securities Fund / Prospectus

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).
Transfers from certain 529 plans to plans managed by the American Funds organization will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Please see the statement of additional information for more information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class
 A shares. Such plans may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

 Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.
 Employer-sponsored retirement plans not currently invested in Class A shares, or that are currently investing in Class A shares with a sales charge, are not eligible to establish a statement of intention that qualifies them to purchase
 Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions and waivers."

                                     22
U.S. Government Securities Fund / Prospectus


 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds
Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES

YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Any contingent deferred sales charge paid by you on investments in Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See
"Contingent deferred sales charge waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

                                     23
                                   U.S. Government Securities Fund / Prospectus

AUTOMATIC CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

CLASS 529-E AND CLASS F SHARES

Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds. To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.
IN ADDITION TO THE INFORMATION BELOW, YOU MAY OBTAIN MORE INFORMATION ABOUT
SALES CHARGE REDUCTIONS AND WAIVERS THROUGH A LINK ON THE HOME PAGE OF THE
AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL
INFORMATION OR FROM YOUR FINANCIAL ADVISER.

                                     24
U.S. Government Securities Fund / Prospectus


REDUCING YOUR CLASS A INITIAL SALES CHARGE
Consistent with the policies described in this prospectus, you and your
"immediate family" (your spouse -- or equivalent if recognized under local law
-- and your children under the age of 21) may combine all of your American Funds and American Legacy investments to reduce your Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are some different ways that you may qualify for a reduced Class A sales charge:

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s)
 and/or certain other accounts, such as:
 . trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is (are) deceased);

 . solely controlled business accounts; and

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION
 You may take into account your accumulated holdings in all share classes of the
 American Funds to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested.

 In addition, you may also take into account the current value of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies to determine your Class A sales charge. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your
 American Funds and American Legacy accounts.

                                     25
                                   U.S. Government Securities Fund / Prospectus

 STATEMENT OF INTENTION
 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all American Funds non-money market fund purchases of all share classes you intend to make over a
 13-month period, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to determine the applicable sales charge; however, investments made under a right of reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" above for more information.

RIGHT OF REINVESTMENT

Please see "How to sell shares" below for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document;

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and
 -- if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

                                     26
U.S. Government Securities Fund / Prospectus


Rollovers from retirement plans to IRAs
Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to
Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and
.. rollovers to IRAs that are attributable to American Funds investments, if they meet all of the following three requirements:

 -- the retirement plan from which assets are being rolled over is part of an
   American Funds proprietary retirement plan program (such as PlanPremier,/(R)/
   Recordkeeper Direct/(R)/ or Recordkeeper Connect/(R)/) or is a plan whose participant subaccounts are serviced by American Funds Service Company;

 -- the plan's assets were invested in American Funds at the time of distribution; and

 -- the plan's assets are rolled over to an American Funds IRA with Capital Bank and Trust Company as custodian.
IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information if invested in Class A shares.

TRANSFERS TO IRAS

Transfers to IRAs that are attributable to American Funds investments held in
SIMPLE IRAs, SEPs or SARSEPs will not be subject to a sales charge if invested in Class A shares.

                                     27
                                   U.S. Government Securities Fund / Prospectus

Plans of distribution
The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares; up to .50% for Class 529-A shares; up to 1.00% for Class B, 529-B, C and 529-C shares; up to .75% for Class 529-E shares; and up to .50% for Class F and 529-F shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for
Class A shares.

Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) who have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2005, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the
American Funds.

                                     28
U.S. Government Securities Fund / Prospectus


How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or
  -- sent to an address other than the address of record, or to an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
  FundsLine/(R)/ and americanfunds.com) are limited to $75,000 per American
  Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.
If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally
10 business days).

                                     29
                                   U.S. Government Securities Fund / Prospectus

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption made during the contingent deferred sales charge period will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds
Service Company. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to
IRAs."

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American
Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service
Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                     30
U.S. Government Securities Fund / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or
American Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.
Dividends and capital gain distributions for 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the fund will be subject to federal income tax and may also be subject to state or local taxes --
unless you are exempt from taxation.
For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The fund's distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS
Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD
REFER TO THE APPLICABLE PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE
TAX CONSEQUENCES OF SELLING 529 SHARES.

                                     31
                                   U.S. Government Securities Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                                                    INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                                                        Net
                                                                                                       gains
                                                                                                    (losses) on
                                                                                                     securities
                                                                         Net asset                     (both
                                                                          value,         Net          realized      Total from
                                                                         beginning   investment         and         investment
                                                                         of period     income       unrealized)     operations
----------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 8/31/2006                                                      $   xx        $ xx           $  xx           $ xx
Year ended 8/31/2005                                                       13.74         .44              --            .44
Year ended 8/31/2004                                                       13.59         .43             .17            .60
Year ended 8/31/2003                                                       13.73         .42            (.10)           .32
Year ended 8/31/2002                                                       13.34         .57             .41            .98
----------------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 8/31/2006                                                          xx          xx              xx             xx
Year ended 8/31/2005                                                       13.74         .34              --            .34
Year ended 8/31/2004                                                       13.59         .33             .17            .50
Year ended 8/31/2003                                                       13.73         .32            (.10)           .22
Year ended 8/31/2002                                                       13.34         .48             .41            .89
----------------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 8/31/2006                                                          xx          xx              xx             xx
Year ended 8/31/2005                                                       13.74         .33              --            .33
Year ended 8/31/2004                                                       13.59         .32             .17            .49
Year ended 8/31/2003                                                       13.73         .31            (.10)           .21
Year ended 8/31/2002                                                       13.34         .47             .41            .88
CLASS F:
Year ended 8/31/2006                                                          xx          xx              xx             xx
Year ended 8/31/2005                                                       13.74         .44              --            .44
Year ended 8/31/2004                                                       13.59         .43             .17            .60
Year ended 8/31/2003                                                       13.73         .42            (.10)           .32
Year ended 8/31/2002                                                       13.34         .56             .41            .97
----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 8/31/2006                                                      $   xx        $ xx           $  xx           $ xx
Year ended 8/31/2005                                                      $13.74        $.43           $  --           $.43
Year ended 8/31/2004                                                       13.59         .42             .17            .59
Year ended 8/31/2003                                                       13.73         .42            (.10)           .32
Period from 2/20/2002 to 8/31/2002                                         13.36         .27             .39            .66
----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 8/31/2006                                                          xx          xx              xx             xx
Year ended 8/31/2005                                                       13.74         .32              --            .32
Year ended 8/31/2004                                                       13.59         .31             .17            .48
Year ended 8/31/2003                                                       13.73         .29            (.10)           .19
 Period from 2/20/2002 to 8/31/2002                                        13.36         .19             .39            .58
----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 8/31/2006                                                          xx          xx              xx             xx
Year ended 8/31/2005                                                       13.74         .32              --            .32
Year ended 8/31/2004                                                       13.59         .31             .17            .48
Year ended 8/31/2003                                                       13.73         .29            (.10)           .19
 Period from 2/19/2002 to 8/31/2002                                        13.36         .22             .36            .58
----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 8/31/2006                                                          xx          xx              xx             xx
Year ended 8/31/2005                                                       13.74         .39              --            .39
Year ended 8/31/2004                                                       13.59         .38             .17            .55
Year ended 8/31/2003                                                       13.73         .37            (.10)           .27
 Period from 3/7/2002 to 8/31/2002                                         13.22         .24             .51            .75
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-F:
Year ended 8/31/2006                                                          xx          xx              xx             xx
Year ended 8/31/2005                                                       13.74         .43              --            .43
Year ended 8/31/2004                                                       13.59         .41             .17            .58
Period from 10/11/2002 to 8/31/2003                                        13.83         .30            (.15)           .15
-----------------------------------------------------------------------------------------------------------------------------------

                                                                         Dividends
                                                                         (from net     Net asset
                                                                         investment  value, end of    Total
                                                                          income)       period      return/3/
---------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 8/31/2006                                                       $  xx        $   xx         xx%
Year ended 8/31/2005                                                        (.46)        13.72        3.23
Year ended 8/31/2004                                                        (.45)        13.74        4.49
Year ended 8/31/2003                                                        (.46)        13.59        2.29
Year ended 8/31/2002                                                        (.59)        13.73        7.55
---------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 8/31/2006                                                          xx            xx          xx
Year ended 8/31/2005                                                        (.36)        13.72        2.51
Year ended 8/31/2004                                                        (.35)        13.74        3.72
Year ended 8/31/2003                                                        (.36)        13.59        1.58
Year ended 8/31/2002                                                        (.50)        13.73        6.80
---------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 8/31/2006                                                          xx            xx          xx
Year ended 8/31/2005                                                        (.35)        13.72        2.45
Year ended 8/31/2004                                                        (.34)        13.74        3.65
Year ended 8/31/2003                                                        (.35)        13.59        1.51
Year ended 8/31/2002                                                        (.49)        13.73        6.72
---------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 8/31/2006                                                          xx            xx          xx
Year ended 8/31/2005                                                        (.46)        13.72        3.24
Year ended 8/31/2004                                                        (.45)        13.74        4.45
Year ended 8/31/2003                                                        (.46)        13.59        2.29
Year ended 8/31/2002                                                        (.58)        13.73        7.51
---------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 8/31/2006                                                       $  xx        $   xx         xx%
Year ended 8/31/2005                                                       $(.45)       $13.72        3.18%
Year ended 8/31/2004                                                        (.44)        13.74        4.40
Year ended 8/31/2003                                                        (.46)        13.59        2.31
Period from 2/20/2002 to 8/31/2002                                          (.29)        13.73        5.00
---------------------------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 8/31/2006                                                          xx            xx          xx
Year ended 8/31/2005                                                        (.34)        13.72        2.34
Year ended 8/31/2004                                                        (.33)        13.74        3.54
Year ended 8/31/2003                                                        (.33)        13.59        1.38
 Period from 2/20/2002 to 8/31/2002                                         (.21)        13.73        4.40
---------------------------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 8/31/2006                                                          xx            xx          xx
Year ended 8/31/2005                                                        (.34)        13.72        2.35
Year ended 8/31/2004                                                        (.33)        13.74        3.55
Year ended 8/31/2003                                                        (.33)        13.59        1.39
 Period from 2/19/2002 to 8/31/2002                                         (.21)        13.73        4.41
---------------------------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 8/31/2006                                                          xx            xx          xx
Year ended 8/31/2005                                                        (.41)        13.72        2.88
Year ended 8/31/2004                                                        (.40)        13.74        4.08
Year ended 8/31/2003                                                        (.41)        13.59        1.92
 Period from 3/7/2002 to 8/31/2002                                          (.24)        13.73        5.76
---------------------------------------------------------------------------------------------------------------
CLASS 529-F:
Year ended 8/31/2006                                                          xx            xx          xx
Year ended 8/31/2005                                                        (.45)        13.72        3.20
Year ended 8/31/2004                                                        (.43)        13.74        4.33
Period from 10/11/2002 to 8/31/2003                                         (.39)        13.59        1.04
---------------------------------------------------------------------------------------------------------------

                                                                                         Ratio of     Ratio of
                                                                                         expenses     expenses
                                                                                        to average   to average
                                                                                        net assets   net assets
                                                                          Net assets,     before        after       Ratio of net
                                                                            end of         reim-        reim-          income
                                                                            period      bursements/  bursements/   to average net
                                                                         (in millions)    waivers    waivers/4/        assets
----------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 8/31/2006                                                        $   xx          xx%          xx%             xx%
Year ended 8/31/2005                                                         1,801          .76          .74            3.17
Year ended 8/31/2004                                                         1,900          .71          .71            3.14
Year ended 8/31/2003                                                         2,374          .76          .76            3.01
Year ended 8/31/2002                                                         2,256          .80          .80            4.27
----------------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 8/31/2006                                                            xx           xx           xx              xx
Year ended 8/31/2005                                                           196         1.48         1.46            2.45
Year ended 8/31/2004                                                           221         1.47         1.47            2.38
Year ended 8/31/2003                                                           291         1.46         1.46            2.23
Year ended 8/31/2002                                                           184         1.50         1.50            3.47
----------------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 8/31/2006                                                            xx           xx           xx              xx
Year ended 8/31/2005                                                           120         1.53         1.51            2.40
Year ended 8/31/2004                                                           122         1.53         1.53            2.32
Year ended 8/31/2003                                                           170         1.54         1.54            2.19
Year ended 8/31/2002                                                           122         1.57         1.57            3.37
---------------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 8/31/2006                                                            xx           xx           xx              xx
Year ended 8/31/2005                                                            54          .75          .73            3.18
Year ended 8/31/2004                                                            33          .75          .75            3.04
Year ended 8/31/2003                                                            23          .75          .75            3.00
Year ended 8/31/2002                                                            22          .83          .83            4.16
----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 8/31/2006                                                        $   xx          xx%          xx%             xx%
Year ended 8/31/2005                                                        $   38          .81%         .79%           3.13%
Year ended 8/31/2004                                                            34          .80          .80            3.02
Year ended 8/31/2003                                                            31          .68          .68            2.91
Period from 2/20/2002 to 8/31/2002                                               9        .92/5/       .92/5/          3.82/5/
----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 8/31/2006                                                            xx           xx           xx              xx
Year ended 8/31/2005                                                            14         1.65         1.63            2.29
Year ended 8/31/2004                                                            13         1.64         1.64            2.20
Year ended 8/31/2003                                                            14         1.63         1.63            1.92
 Period from 2/20/2002 to 8/31/2002                                              3        1.66/5/      1.66/5/         3.16/5/
----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 8/31/2006                                                            xx           xx           xx              xx
Year ended 8/31/2005                                                            23         1.64         1.61            2.30
Year ended 8/31/2004                                                            21         1.63         1.63            2.20
Year ended 8/31/2003                                                            20         1.62         1.62            1.99
 Period from 2/19/2002 to 8/31/2002                                              7        1.64/5/      1.64/5/         3.13/5/
----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 8/31/2006                                                            xx           xx           xx              xx
Year ended 8/31/2005                                                             3         1.11         1.09            2.83
Year ended 8/31/2004                                                             2         1.11         1.11            2.71
Year ended 8/31/2003                                                             2         1.10         1.10            2.48
 Period from 3/7/2002 to 8/31/2002                                               1          .55          .55            1.78
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-F:
Year ended 8/31/2006                                                            xx           xx           xx              xx
Year ended 8/31/2005                                                             2          .78          .75            3.18
Year ended 8/31/2004                                                             1          .86          .86            2.94
Period from 10/11/2002 to 8/31/2003                                              1        .84/5/       .84/5/          2.49/5/
------------------------------------------------------------------------------------------------------------------------------------

                                     32
U.S. Government Securities Fund / Prospectus


(The Financial Highlights table continues on the following page.)
                                   U.S. Government Securities Fund / Prospectus

                                     33

                                           YEAR ENDED AUGUST 31
                           2006        2005         2004        2003         2002
-------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       xx%         104%         72%         82%          95%
OF SHARES

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the
 Annual Fund Operating Expenses table under "Fees and expenses of the fund" and the audited financial statements in the fund's annual report for more information.
5 Annualized.

                                     34
U.S. Government Securities Fund / Prospectus


NOTES

                                     35
                                   U.S. Government Securities Fund / Prospectus

 [logo - American Funds (r)]

                                         The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
          FOR 529 PLANS            American Funds Service Company
                                   800 /421-0180, ext. 529
          FOR 24                   American FundsLine
          -HOUR INFORMATION        800/325-3590
                                   americanfunds.com
          Telephone calls you have with the American Funds
          organization may be monitored or recorded for quality
          assurance, verification and/or recordkeeping purposes.
          By speaking with us on the telephone, you are giving
          your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).
PROGRAM DESCRIPTIONS  Program descriptions for 529 programs managed by the
American Funds organization contain additional information about the policies and services related to 529 plan accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS  The current SAI, as amended from time to time, contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/942-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The
current SAI and shareholder reports are also available, free of charge, on
americanfunds.com.

HOUSEHOLD MAILINGS  Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American
Funds Service Company at 800/421-0180 or write to the Secretary of the fund at
333 South Hope Street, Los Angeles, California 90071.

[logo - recycled bug]
printed on recycled paper

Printed on recycled paper
MFGEPR-922-1105P Litho in USA              Investment Company File No. 811-4318
CGD/RRD/8010
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management    Capital International
          Capital Guardian                  Capital Bank and Trust


[logo - American Dunds (r)]            The right choice for the long term/(R)/

U.S. Government
Securities Fund/SM/

 PROSPECTUS
 ADDENDUM

 November 1, 2006

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Class R-5 shares of U.S. Government Securities Fund are available to certain clients of the Personal Investment Management group of Capital Guardian Trust
Company./SM// /Accordingly, for these shareholders, the following information should be read in conjunction with the prospectus for this fund.

Fees and expenses of the fund -- pages 5-6

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                     CLASS R-5
-------------------------------------------------------------------------------

 Maximum initial sales charge on purchases (as a percentage of         none
 offering price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                          none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                              none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                           none

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                  CLASS R-5
--------------------------------------------------------------

 Management fees/1/                                   XX%
--------------------------------------------------------------
 Distribution and/or service (12b-1) fees            none
--------------------------------------------------------------
 Other expenses/2/                                    XX
--------------------------------------------------------------
 Total annual fund operating expenses/1/              XX

1 The fund's investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10%
 (.029%). The waiver may be discontinued at any time, but will continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances dictate. Total annual fund operating expenses do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial
 Highlights table in the prospectus and in the audited financial statements in the fund's annual report.
2 A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                         1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------

 Class R-5                 $X      $XX      $XX       $XX
-------------------------------------------------------------


Purchase and exchange of shares -- pages 17-20

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are available to certain clients of the Personal
Investment Management group of Capital Guardian Trust Company. Please contact
Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.

Sales charges -- pages 21-24

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no compensation is paid to investment dealers on sales of
Class R-5 shares.


Financial highlights/1/ -- pages 32-34

The Financial Highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte &
Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                    Net
                                                                   gains
                                                                (losses) on
                                        Net                      securities
                                       asset                       (both                      Dividends   Net asset
                                      value,         Net          realized      Total from    (from net    value,
                                     beginning   investment         and         investment    investment   end of    Total
                                     of period     income       unrealized)     operations     income)     period    return
-----------------------------------------------------------------------------------------------------------------------------

CLASS R-5:
 Year ended 8/31/2006                 $xx.xx        $.xx           $ .xx           $.xx         $.xx       $xx.xx     x.x%
 Year ended 8/31/2005                  13.74         .48              --            .48         (.50)       13.72     3.56
 Year ended 8/31/2004                  13.59         .47             .17            .64         (.49)       13.74     4.78
 Year ended 8/31/2003                  13.73         .46            (.10)           .36         (.50)       13.59     2.63
 Period from 5/15/2002 to 8/31/2002    13.27         .17             .48            .65         (.19)       13.73     4.89

                                                     Ratio of     Ratio of
                                                    expenses to  expenses to
                                                    average net  average net
                                                      assets       assets
                                      Net assets,     before        after       Ratio of
                                        end of         reim-        reim-      net income
                                        period      bursements/  bursements/   to average
                                     (in millions)    waivers    waivers/3/    net assets
------------------------------------------------------------------------------------------

CLASS R-5:
 Year ended 8/31/2006                     $x           .xx%         .xx%         x.xx%
 Year ended 8/31/2005                      8            .43          .41          3.50
 Year ended 8/31/2004                      7            .42          .42          3.39
 Year ended 8/31/2003                      9            .43          .43          3.31
 Period from 5/15/2002 to 8/31/2002        5            .13          .13          1.24

                                         YEAR ENDED AUGUST 31
                          2006        2005       2004       2003        2002
--------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       xx%        104%        72%        82%         95%
OF SHARES

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the
 Annual Fund Operating Expenses table under "Fees and expenses of the fund" in the prospectus and the audited financial statements in the fund's annual report for more information.


                        THE AMERICAN FUNDS INCOME SERIES
                       (U.S. GOVERNMENT SECURITIES FUND)

                                     Part B
                      Statement of Additional Information
                              November 1, 2006

This document is not a prospectus but should be read in conjunction with the current prospectus or retirement plan prospectus of U.S. Government Securities
Fund (the "fund" or "GVT") dated November 1, 2006. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                        The American Funds Income Series
                       (U.S. Government Securities Fund)
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employers for details.

Item                                                                  Page no.
----                                                                  --------

Financial statements

                   U.S. Government Securities Fund -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

..    The fund will invest at least 80% of its assets in securities guaranteed or sponsored by the U.S. government.

..    The fund may invest up to 20% of its assets in non-government securities rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investors
     Service or unrated securities determined to be of equivalent quality by the fund's investment adviser.

..    The fund may also invest in securities sponsored by the U.S. government but not guaranteed by the full faith and credit of the U.S. government; cash and cash equivalents; short-term debt; and other mortgage-related securities.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objective, strategies and risks."

U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The
     securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae),
     the Veterans Administration (VA), the Federal Housing Administration (FHA),
     the Export-Import Bank (Exim Bank), the Overseas Private Investment
     Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small
     Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter;

                   U.S. Government Securities Fund -- Page 2

some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan
Mortgage Corporation (Freddie Mac), Federal National Mortgage Association
(Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.

These securities will be rated AAA by Standard & Poor's Corporation or Aaa by
Moody's Investors Service or unrated but determined to be of equivalent quality.

PASS-THROUGH SECURITIES -- The fund may invest in various debt obligations backed by pools of mortgages. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons.
These securities include:

     "MORTGAGE-BACKED SECURITIES" -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie
     Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some
     CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.

INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The principal value of this type of bond is adjusted in response to changes in the level of the consumer price index. The interest rate is fixed at issuance as a percentage of this adjustable principal. The actual interest income may therefore both rise and fall as the level of the consumer price index rises and falls. In particular, in a period of deflation the interest income would fall.
While the interest income may adjust upward or downward without limit in response to changes in the consumer price index, the principal has a floor at par, meaning that the investor receives at least the par value at redemption.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including

                   U.S. Government Securities Fund -- Page 3

accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

FORWARD COMMITMENTS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position
(because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations.

The fund may also enter into reverse repurchase agreements and "roll"
transactions. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).

RESTRICTED OR ILLIQUID SECURITIES -- The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of trustees, taking into account factors such as the frequency and volume of trading, the

                   U.S. Government Securities Fund -- Page 4

commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

CASH AND CASH EQUIVALENTS -- These include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less. Investments in these securities are subject to the fund's ratings guidelines.

VARIABLE AND FLOATING RATE OBLIGATIONS -- The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

LOANS OF PORTFOLIO SECURITIES -- The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 33-1/3% of the value of its total assets, measured at the time any such loan is made.

The fund does not currently intend to engage in this investment practice over the next 12 months.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended August 31,

                   U.S. Government Securities Fund -- Page 5

2006 and 2005 were XX% and 104%, respectively. See "Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS
FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the
Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

These restrictions provided that the fund may not:

1.   Purchase any security (other than securities issued or guaranteed by the
U.S. government or its agencies or instrumentalities ("U.S. government securities") if, immediately after and as a result of such investment, more than
5% of the value of the fund's total assets would be invested in securities of the issuer;

2.   Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. government securities;

3.   Invest in companies for the purpose of exercising control or management;

4.   Knowingly purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

5.   Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

6.   Acquire securities subject to restrictions on disposition imposed by the
Securities Act of 1933, if, immediately after and as a result of such acquisition, the value of such restricted securities and all other illiquid securities held by the fund would exceed 10% of the value of the fund's total assets;

7.   Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities
Act of 1933;

8.   Make loans, except that the fund may purchase readily marketable debt securities and invest in repurchase agreements and make loans of portfolio securities. The fund will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject

                   U.S. Government Securities Fund -- Page 6

to legal or contractual restrictions on resale) held by the fund, exceeds 10% of the value of its total assets;

9.   Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

10.  Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

11.  Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements, provided that the fund will limit its aggregate borrowings to no more than one-third of its total assets;

12.  Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the sale of securities pursuant to a reverse repurchase agreement;

13.  Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Trust, its investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

14.  Invest in interests in oil, gas, or other mineral exploration or development programs;

15.  Invest more than 5% of its total assets in warrants which are unattached to securities;

16.  Write, purchase or sell puts, calls or combinations thereof.

Notwithstanding Investment Restriction #4, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by the Trustees pursuant to an exemptive order granted by the Securities and Exchange
Commission. For purposes of Investment Restriction #6, the fund will not invest more than 15% of its net assets in illiquid securities.

NONFUNDAMENTAL POLICY -- The following policy may be changed without shareholder approval.

The fund may not issue senior securities, except as permitted by the 1940 Act.

                   U.S. Government Securities Fund -- Page 7

                             MANAGEMENT OF THE FUND

"NON-INTERESTED" TRUSTEES/1/

                                                              NUMBER OF
 NAME, AGE AND                                              PORTFOLIOS/3/
 POSITION WITH FUND            PRINCIPAL OCCUPATION(S)        OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 (YEAR FIRST ELECTED/2/)        DURING PAST FIVE YEARS       BY TRUSTEE             BY TRUSTEE
--------------------------------------------------------------------------------------------------------

 Richard G. Capen, Jr.,      Corporate director and              14         Carnival Corporation
 71                          author; former U.S.
 Trustee (1999)              Ambassador to Spain; former
                             Vice Chairman,
                             Knight-Ridder, Inc.
                             (communications company);
                             former Chairman and
                             Publisher, The Miami Herald
                                        ----------------
--------------------------------------------------------------------------------------------------------
 H. Frederick Christie,      Private investor; former            19         Ducommun Incorporated;
 72                          President and CEO, The                         IHOP Corporation;
 Trustee (1985)              Mission Group (non-utility                     Southwest Water Company
                             holding company, subsidiary
                             of Southern California
                             Edison Company)
--------------------------------------------------------------------------------------------------------
 Diane C. Creel, 57          Chairman of the Board,              12         Allegheny Technologies;
 Trustee (1994)              President and CEO,                             BF Goodrich;
                             Ecovation, Inc. (organic                       Foster Wheeler Ltd.
                             waste management); former
                             President and CEO, The Earth
                             Technology Corporation
                             (international consulting
                             engineering)
--------------------------------------------------------------------------------------------------------
 Martin Fenton, 70           Chairman of the Board,              16         None
 Chairman of the Board       Senior Resource Group LLC
 (Independent and Non-       (development and management
 Executive) (1989)           of senior living
                             communities)
--------------------------------------------------------------------------------------------------------
 Leonard R. Fuller, 59       President and CEO, Fuller           14         None
 Trustee (1994)              Consulting (financial
                             management consulting firm)

--------------------------------------------------------------------------------------------------------
 R. Clark Hooper, 60         President, Dumbarton Group          17         JPMorgan Value Opportunities
 Trustee (2005)              LLC (securities industry                       Fund
                             consulting); former
                             Executive Vice President -
                             Policy and Oversight, NASD

--------------------------------------------------------------------------------------------------------
 Richard G. Newman, 71       Chairman of the Board, AECOM        13         Sempra Energy;
 Trustee (1991)              Technology Corporation                         Southwest Water Company
                             (engineering, consulting and
                             professional technical
                             services)
--------------------------------------------------------------------------------------------------------
 Frank M. Sanchez, 62        Principal, The Sanchez              12         None
 Trustee (1999)              Family Corporation dba
                             McDonald's Restaurants
                             (McDonald's licensee)
--------------------------------------------------------------------------------------------------------

                   U.S. Government Securities Fund -- Page 8

"INTERESTED" TRUSTEES/5,6/

                            PRINCIPAL OCCUPATION(S)
                             DURING PAST FIVE YEARS
                            AND POSITIONS HELD WITH       NUMBER OF
 NAME, AGE AND             AFFILIATED ENTITIES OR THE   PORTFOLIOS/3/
 POSITION WITH FUND          PRINCIPAL UNDERWRITER        OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 (YEAR FIRST ELECTED/2/)          OF THE FUND            BY TRUSTEE             BY TRUSTEE
----------------------------------------------------------------------------------------------------

 Abner D. Goldstine, 76    Senior Vice President and         12         None
 Vice Chairman of the      Director, Capital Research
 Board (1985)              and Management Company
----------------------------------------------------------------------------------------------------
 Paul G. Haaga, Jr., 57    Vice Chairman of the              16         None
 Vice Chairman of the      Board, Capital Research
 Board (1985)              and Management Company;
                           Director, The Capital
                           Group Companies, Inc.*

----------------------------------------------------------------------------------------------------
 John H. Smet, 50          Senior Vice President,             2         None
 President and Trustee     Capital Research and
 (1993)                    Management Company;
                           Director, American Funds
                           Distributors, Inc.*
----------------------------------------------------------------------------------------------------

                   U.S. Government Securities Fund -- Page 9

OTHER OFFICERS/6/

 NAME, AGE AND              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 POSITION WITH FUND           AND POSITIONS HELD WITH AFFILIATED ENTITIES
 (YEAR FIRST                   OR THE PRINCIPAL UNDERWRITER OF THE FUND
 ELECTED/2/)
-------------------------------------------------------------------------------
OTHER OFFICERS/6/
-------------------------------------------------------------------------------

 Thomas H. Hogh, 42     Vice President, Capital International Research, Inc.*
 Vice President
 (2004)
-------------------------------------------------------------------------------
 Kristine M.            Vice President and Counsel - Fund Business Management
 Nishiyama, 35          Group, Capital Research and Management Company; Vice
 Vice President         President and Counsel, Capital Bank and Trust Company*
 (2003)
-------------------------------------------------------------------------------
 Kimberly S. Verdick,   Vice President - Fund Business Management Group,
 41                     Capital Research and Management Company
 Secretary (1994)
-------------------------------------------------------------------------------
 Sharon G. Moseley,     Vice President - Fund Business Management Group,
 38                     Capital Research and Management Company
 Treasurer (2002)
-------------------------------------------------------------------------------
 Susi M. Silverman,     Vice President - Fund Business Management Group,
 36                     Capital Research and Management Company
 Assistant Treasurer
 (2001)
-------------------------------------------------------------------------------

* Company affiliated with Capital Research and Management Company.
1 Trustees and officers of the fund serve until their resignation, removal or retirement.
2 Fund managed by Capital Research and Management Company, including the
 American Funds, American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and
 Endowments, whose shareholders are limited to certain nonprofit organizations.
3 This includes all directorships (other than those in the American Funds) that are held by each trustee as a director of a public company or a registered investment company.
1 A "non-interested" trustee refers to a trustee who is not an "interested person" within the meaning of the 1940 Act.
2 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and
 Management Company, or affiliated entities (including the fund's principal underwriter).
3 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                   U.S. Government Securities Fund -- Page 10

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2005

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY TRUSTEE
-------------------------------------------------------------------------------

 "NON-INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.              None                   Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie              None                   Over $100,000
-------------------------------------------------------------------------------
 Diane C. Creel                 $1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 Martin Fenton               $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller                  None                $50,001 - $100,000
-------------------------------------------------------------------------------
 R. Clark Hooper/3/                 None                $50,001 - $100,000
-------------------------------------------------------------------------------
 Richard G. Newman              $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 Frank M. Sanchez               $1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Abner D. Goldstine            Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.          $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 John H. Smet                  Over $100,000               Over $100,000
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" trustees include shares owned through The Capital Group
 Companies, Inc. retirement plan and 401(k) plan.
2 Dollar range of shares owned was $10,001 - $50,000, as of October 26, 2005.

3 Elected effective June 22, 2005.
TRUSTEE COMPENSATION -- No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. The fund typically pays each non-interested trustee an annual fee of
$3,000. If the aggregate annual fees paid to a non-interested trustee by all funds advised by the investment adviser is less than $3,000, that non-interested trustee would be eligible for a $3,000 alternative fee. This alternative fee is paid by those funds for which the non-interested trustee serves as a trustee on a pro-rata basis according to each fund's relative share of the annual fees that it would typically pay. The alternative fee reflects the significant time and labor commitment required for a trustee to oversee even one fund. A non-interested trustee who is chairman of the board (an "independent chair")
also receives an additional annual fee of $25,000, paid in equal portions by the fund and the funds whose boards and committees typically meet jointly with those of the fund. The fund pays to its independent chair an attendance fee (as described below) for each meeting of a committee of the board of trustees attended as a non-voting ex-officio member.

In addition, the fund generally pays to non-interested trustees a pro-rata portion of fees of: (a) $2,520 for each board of trustees meeting attended; (b)
$1,200 for each meeting attended as a

                   U.S. Government Securities Fund -- Page 11

member of the nominating and governance committee; (c) $X for each meeting attended as a member of the contracts committee; and (d) an annual fee of $an annual fee of $5,040 for attending all Audit Committee meetings for attending all audit committee meetings.

Non-interested trustees also receive attendance fees of (a) $2,500 for each director seminar or information session organized by the investment adviser, (b)
$1,500 for each joint audit committee meeting with all other audit committees of funds advised by the investment adviser and (c) $500 for each meeting of the board or committee chairs of other funds advised by the investment adviser. The fund and the other funds served by each non-interested trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses.
Non-interested trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the non-interested trustees.

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED AUGUST 31, 2006

                                                                                                      TOTAL COMPENSATION (INCLUDING
                                                                           AGGREGATE COMPENSATION         VOLUNTARILY DEFERRED
                                                                           (INCLUDING VOLUNTARILY           COMPENSATION/1/)
                                                                          DEFERRED COMPENSATION/1/)     FROM ALL FUNDS MANAGED BY
                                  NAME                                          FROM THE FUND        CAPITAL RESEARCH AND MANAGEMENT
                                                                                                      COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------------------------------------------------

 Richard G. Capen, Jr./3/                                                            XX                            XX
------------------------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie/3/                                                            XX                            XX
------------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel/3/                                                                   XX                            XX
------------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton/3/                                                                    XX                            XX
------------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller/3/                                                                XX                            XX
------------------------------------------------------------------------------------------------------------------------------------
 R. Clark Hooper/4/                                                                  XX                            XX
------------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman                                                                   XX                            XX
------------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez                                                                    XX                            XX
------------------------------------------------------------------------------------------------------------------------------------

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended August 31, 2006 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
2 Fund managed by Capital Research and Management Company, including the
 American Funds, American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and
 Endowments, whose shareholders are limited to certain nonprofit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2006 fiscal year for participating trustees is as follows: Richard G. Capen, Jr.
 ($xx), H. Frederick Christie ($xx), Diane C. Creel ($xx), Martin Fenton, ($xx)
 and Leonard R. Fuller ($xx) Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the trustees.
4 Ms. Hooper began serving as a Trustee on June 22, 2005.
As of October 1, 2006, the officers and trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

                   U.S. Government Securities Fund -- Page 12

FUND ORGANIZATION AND THE BOARD OF TRUSTEES -- The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on May 8, 1985. Although the board of trustees has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's board, which meets periodically and performs duties required by applicable state and federal laws.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

Members of the board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares, including Class A, B, C, F,
529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund's rule
18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.
Note that CollegeAmerica/(R)/ account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's Class 529 shares, the Virginia College Savings
Plan/SM/ will vote any proxies relating to such fund shares.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

REMOVAL OF TRUSTEES BY SHAREHOLDERS -- At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. The fund has agreed, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of trustees, as though the fund were a common-law trust. Accordingly, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

COMMITTEES OF THE BOARD OF TRUSTEES -- The fund has an audit committee comprised of Diane C. Creel, Martin Fenton, Richard G. Newman and Frank M. Sanchez,
none of whom is an

                   U.S. Government Securities Fund -- Page 13

"interested person" of the fund within the meaning of the 1940 Act. The committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The committee acts as a liaison between the fund's independent registered public accounting firm and the full board of trustees. Four audit committee meetings were held during the 2006 fiscal year.

The fund has a contracts committee comprised of Richard G. Capen, Jr.; H.
Frederick Christie; Diane C. Creel; Martin Fenton; Leonard R. Fuller; R. Clark
Hooper; Richard G. Newman; and Frank M. Sanchez, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the
Investment Advisory and Service Agreement, Principal Underwriting Agreement,
Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters.
One contracts committee meeting was held during the 2006 fiscal year.

The fund has a nominating and governance committee comprised of Richard G.
Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard
R. Fuller, R. Clark Hooper, Richard G. Newman and Frank M. Sanchez, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates non-interested trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund's secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. Three nominating and governance committee meetings were held during the 2006 fiscal year.

PROXY VOTING PROCEDURES AND GUIDELINES -- The fund and its investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the fund, other American Funds, Endowments and
American Funds Insurance Series. Certain American Funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by a committee of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and

                   U.S. Government Securities Fund -- Page 14

voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website at www.americanfunds.com and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

                   U.S. Government Securities Fund -- Page 15

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.
PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on October 1, 2006. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

                                                              OWNERSHIP
                    NAME AND ADDRESS                          PERCENTAGE
-----------------------------------------------------------------------------

 2006 Data to follow
-----------------------------------------------------------------------------

INVESTMENT ADVISER -- Capital Research and Management Company, the investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London, Geneva,
Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope
Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA
92821. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. The investment adviser manages equity assets for the American Funds through two divisions.
These divisions generally function separately from each other with respect to investment research activities and they make investment decisions for the funds on a separate basis.

POTENTIAL CONFLICTS OF INTEREST -- The investment adviser has adopted policies and procedures that address conflicts of interest that may arise between a portfolio counselor's management of the fund and his or her management of other funds and accounts. Potential areas of conflict could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, personal investing activities, portfolio counselor compensation and proxy voting of portfolio securities. The investment adviser has adopted policies and procedures that it believes are reasonably designed to address these conflicts. However, there is no guarantee that such policies and procedures will be effective or that the investment adviser will anticipate all potential conflicts of interest.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage. Portfolio counselors and investment analysts may also make investment decisions for other mutual funds advised by
Capital Research and Management Company.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors.

                   U.S. Government Securities Fund -- Page 16

In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns to relevant benchmarks over both the most recent year and a four-year rolling average, with the greater weight placed on the four-year rolling average. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and
Management Company also separately compensates analysts for the quality of their research efforts. The benchmarks against which U.S. Government Securities Fund portfolio counselors are measured include: Citigroup Treasury/ Government
Sponsored/Mortgage Index.

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage a portion of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF AUGUST 31, 2006:

                                                         NUMBER
                                       NUMBER           OF OTHER
                                      OF OTHER           POOLED
                                     REGISTERED        INVESTMENT
                                     INVESTMENT     VEHICLES (PIVS)        NUMBER
                                      COMPANIES           THAT            OF OTHER
                                       (RICS)          PORTFOLIO          ACCOUNTS
                                        THAT           COUNSELOR            THAT
                                      PORTFOLIO       MANAGES AND         PORTFOLIO
                                      COUNSELOR      ASSETS OF PIVS       COUNSELOR
                    DOLLAR RANGE     MANAGES AND     IN BILLIONS/3/      MANAGES AND
                      OF FUND      ASSETS OF RICS                         ASSETS OF
    PORTFOLIO          SHARES      IN BILLIONS/2/                      OTHER ACCOUNTS
    COUNSELOR         OWNED/1/                                         IN BILLIONS/4/
-----------------------------------------------------------------------------------------

 John H. Smet        $XX -- $XX       X       $0          None             X         $0
-----------------------------------------------------------------------------------------
 Thomas H. Hogh       None/5/         X       $0       X        $0         X         $0
-----------------------------------------------------------------------------------------
 Michael D.          $XX -- $XX       X       $0       X        $0         X         $0
 Locke
-----------------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
 $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount.
3 Represents funds advised or sub-advised by Capital Research and Management
 Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
 Group International, Inc., an affiliate of Capital Research and Management
 Company. Assets noted are the total net assets of the fund or account and are not indicative of the total assets managed by the individual, which is a substantially lower amount.
4 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
5 Portfolio counselor resides outside the United States. As such, tax considerations may adversely influence his or her ability to own shares of the fund.

                   U.S. Government Securities Fund -- Page 17

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until May 31, 2008, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The
Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses paid to non-interested trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based upon the daily net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.

The management fee is based on the following annualized rates and daily net asset levels:

                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.15                   3,000,000,000
------------------------------------------------------------------------------

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

                   U.S. Government Securities Fund -- Page 18

                        Monthly gross investment income

            RATE                     IN EXCESS OF                  UP TO
-----------------------------------------------------------------------------------

            3.00%                     $        0                 $3,333,333
-----------------------------------------------------------------------------------
            2.25                       3,333,333                  8,333,333
-----------------------------------------------------------------------------------
            2.00                       8,333,333
-----------------------------------------------------------------------------------

Assuming net assets of $2.5 billion and gross investment income levels of 21%,
31%, 41%, 51% and 61%, management fees would be 0.251%, 0.271%, 0.301%, 0.321%
and 0.341%, respectively.

The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class
A fees will be waived in lieu of management fees.

For the fiscal years ended August 31, 2006, 2005 and 2004, the investment adviser was entitled to receive from the fund management fees of $XXX, $XXX and
$XXX, respectively. After giving effect to the management fee waivers/expense reimbursements described below, the fund paid the investment adviser management fees of $XXX to $XXX for the fiscal years ended August 31, 2006, 2005 and 2004, respectively.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. Beginning April 1, 2005, this waiver increased to 10% of the management fees that the investment adviser is otherwise entitled to receive and is expected to continue at this level until further review. As a result of this waiver, management fees will be reduced similarly for all classes of shares of the fund. As of August 31, 2006, management fees were reduced by
$XXX as a result of this waiver.

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until May 31,
2008, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of trustees who are not parties to the Administrative
Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.
The fund may terminate the Administrative Agreement at any time by vote of a majority of non-interested trustees. The investment adviser has the right to terminate the Administrative Agreement upon

                   U.S. Government Securities Fund -- Page 19

60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class
C and F shares, and all Class R and 529 shares. The investment adviser contracts with third parties, including American Funds Service Company, the fund's
Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. For Class R-1, Class R-2 and Class R-3 shares, the investment adviser has agreed to pay a portion of the fees payable under the
Administrative Agreement that would otherwise have been paid by the fund. For the year ended August 31, 2006, the total fees paid by the investment adviser were $XXX.

As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's Class C, F, R and 529 shares. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American
Funds Service Company. The investment adviser also receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for Class C, F, R (excluding Class R-5 shares) and 529 shares for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser will not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 shares, the administrative services fee is calculated at the annual rate of up to 0.10%
of the average daily net assets. This fee is subject to the same uses and limitations described above.

During the 2006 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                               ADMINISTRATIVE SERVICES FEE
--------------------------------------------------------------------------------

                CLASS C                                   $XXX
--------------------------------------------------------------------------------
                CLASS F                                    XXX
--------------------------------------------------------------------------------
              CLASS 529-A                                  XXX
--------------------------------------------------------------------------------
              CLASS 529-B                                  XXX
--------------------------------------------------------------------------------
              CLASS 529-C                                  XXX
--------------------------------------------------------------------------------
              CLASS 529-E                                  XXX
--------------------------------------------------------------------------------
              CLASS 529-F                                  XXX
--------------------------------------------------------------------------------
               CLASS R-1                                   XXX
--------------------------------------------------------------------------------
               CLASS R-2                                   XXX
--------------------------------------------------------------------------------
               CLASS R-3                                   XXX
--------------------------------------------------------------------------------
               CLASS R-4                                   XXX
--------------------------------------------------------------------------------
               CLASS R-5                                   XXX
--------------------------------------------------------------------------------

                   U.S. Government Securities Fund -- Page 20

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds Distributors,
Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los
Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500
Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard,
Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues from sales of the fund's shares. For
Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and
529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares.
For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class
529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the
Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class R-1, R-2, R-3 and R-4 shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                 COMMISSIONS,        ALLOWANCE OR

                                                                    REVENUE          COMPENSATION

                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------

                 CLASS A                          2006             $    XXX           $      XXX
                                                  2005              914,000            3,487,000
                                                  2004              979,000            3,761,000
                 CLASS B                          2006                  XXX                  XXX
                                                  2005               80,000              550,000
                                                  2004               73,000            1,084,000
-----------------------------------------------------------------------------------------------------
                 CLASS C                          2006                  XXX                  XXX
                                                  2005                   --              254,000
                                                  2004              234,000              306,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2006                  XXX                  XXX
                                                  2005               47,000              179,000
                                                  2004               54,000              209,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2006                  XXX                  XXX
                                                  2005               11,100               72,000
                                                  2004               11,000              101,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-C                        2006                  XXX                  XXX
                                                  2005                1,000               49,000
                                                  2004                7,000               62,000
-----------------------------------------------------------------------------------------------------

                   U.S. Government Securities Fund -- Page 21

The fund has adopted plans of distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the non-interested trustees of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential
benefits of the Plans to the fund include quality shareholder services; savings to the fund in transfer agency costs; and benefits to the investment process from growth or stability of assets. The selection and nomination of non-interested trustees are committed to the discretion of the non-interested trustees during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the board of trustees.

Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's board of trustees has approved the category of expenses for which payment is being made: (a) for Class A shares, up to 0.30% of the average daily net assets attributable to Class A shares; (b) for Class 529-A shares, up to
0.50% of the average daily net assets attributable to Class 529-A shares; (c)
for Class B and 529-B shares, up to 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (d) for Class C and
529-C shares, up to 1.00% of the average daily net assets attributable to Class
C and 529-C shares, respectively; (e) for Class 529-E shares, up to 0.75% of the average daily net assets attributable to Class 529-E shares; (f) for Class F and
529-F shares, up to 0.50% of the average daily net assets attributable to Class
F and 529-F shares, respectively; (g) for Class R-1 shares, up to 1.00% of the average daily net assets

                   U.S. Government Securities Fund -- Page 22

attributable to Class R-1 shares; (h) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (i) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (j) for Class R-4 shares, up to 0.50% of the average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for
Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.

For Class A and 529-A shares: (a) up to 0.25% is reimbursed to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to the amount allowable under the fund's Class
A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with
100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets -- "no load purchases"). Commissions on no load purchases of Class A and 529-A shares in excess of the Class A and 529-A plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, these commissions are not recoverable.

For Class B and 529-B shares: (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.

For Class C and 529-C shares: (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class 529-E shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class F and 529-F shares: currently up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.

For Class R-1 shares: (a) up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.75% is paid to the Principal Underwriter for distribution-related expenses, including commissions paid to qualified dealers.

For Class R-2 shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class R-3 shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.25%

                   U.S. Government Securities Fund -- Page 23

is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class R-4 shares: currently up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.

As of the end of the 2006 fiscal year, total 12b-1 expenses, and the portion of the expenses that remained unpaid, were:

                                                                        12B-1 UNPAID LIABILITY
                                                 12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------------------------

                 CLASS A                              $XXX                       $XXX
------------------------------------------------------------------------------------------------
                 CLASS B                               XXX                        XXX
------------------------------------------------------------------------------------------------
                 CLASS C                               XXX                        XXX
------------------------------------------------------------------------------------------------
                 CLASS F                               XXX                        XXX
------------------------------------------------------------------------------------------------
               CLASS 529-A                             XXX                        XXX
------------------------------------------------------------------------------------------------
               CLASS 529-B                             XXX                        XXX
------------------------------------------------------------------------------------------------
               CLASS 529-C                             XXX                        XXX
------------------------------------------------------------------------------------------------
               CLASS 529-E                             XXX                        XXX
------------------------------------------------------------------------------------------------
               CLASS 529-F                             XXX                        XXX
------------------------------------------------------------------------------------------------
                CLASS R-1                              XXX                        XXX
------------------------------------------------------------------------------------------------
                CLASS R-2                              XXX                        XXX
------------------------------------------------------------------------------------------------
                CLASS R-3                              XXX                        XXX
------------------------------------------------------------------------------------------------
                CLASS R-4                              XXX                        XXX
------------------------------------------------------------------------------------------------

OTHER COMPENSATION TO DEALERS -- As of January 2006, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     A. G. Edwards & Sons, Inc.
     AIG Advisors Group:
           Advantage Capital
           AIG Financial Advisors
          FSC
           Royal Alliance
     American General Securities Inc.
     Ameritas Investment Corp.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Capital Analysts, Inc.
     Commonwealth Financial Network

                   U.S. Government Securities Fund -- Page 24

     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Ferris, Baker Watts, Inc.
     Genworth Financial Securities Corp.
     Hefren-Tillotson, Inc.
     Hornor, Townsend & Kent, Inc.
     ING Advisors Network Inc.:
           Bancnorth Investment Group
           Financial Network
           ING Financial Advisors
           ING Financial Partners
           Multi - Financial
          Primevest
     InterSecurities, Inc./Transamerica Financial Advisors, Inc.
     Investacorp, Inc.
     Janney Montgomery Scott LLC
     Jefferson Pilot Securities Corporation
     JJB Hilliard, WL Lyons, Inc./PNC Bank
     Legg Mason Wood Walker, Inc.
     Lincoln Financial Advisors Corporation
     McDonald Investments Inc./Society National Bank
     Merrill Lynch, Pierce, Fenner & Smith Inc.
     Metlife Enterprises
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley DW
     NatCity Investment, Inc.
     National Planning Holdings Inc.:
          Invest
           Investment Centers of America
           National Planning Corp
           SII Investments
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC.
     Pacific Select Group, LLC:
           Associated Securities
           Contemporary Financial
              Mutual Service Corporation
              United Planners
          Waterstone
     Park Avenue Securities LLC
     Piper Jaffray & Co.
     Princor Financial Services
     ProEquities, Inc.
     Raymond James Financial Services/Raymond James & Associates
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Inc.
     Securian Financial Services/C.R.I. Securities Inc.
     Securities Service Network Inc.

                   U.S. Government Securities Fund -- Page 25

     Signator Investors, Inc.
     Smith Barney
     Stifel, Nicolaus & Company, Inc.
     The O.N. Equity Sales Company
     UBS Financial Services Inc.
     US Bancorp Investments, Inc.
     Wachovia Securities

                      EXECUTION OF PORTFOLIO TRANSACTIONS

As described in the prospectus, the investment adviser places orders with broker-dealers for the fund's portfolio transactions. Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

Brokerage commissions paid on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended
August 31, 2006, 2005 and 2004 amounted to $XXX, $11,000 and $0, respectively.
With respect to fixed-income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The volume of trading activity increased during the year, resulting in an increase in brokerage commissions paid on portfolio transactions.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's board of trustees and compliance will be periodically assessed by the board in connection with reporting from the fund's Chief Compliance Officer.

Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. The fund's custodian, outside counsel and auditor, each of whom require portfolio holdings information for legitimate business and fund oversight purposes may receive the information earlier.

Affiliated persons of the fund as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable.
Third party service providers of the fund receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American

                   U.S. Government Securities Fund -- Page 26

Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons may be bound by agreements (including confidentiality agreements) that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund's investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website
(other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer
Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day;
Martin Luther King, Jr. Day; Presidents' Day; Good Friday;

                   U.S. Government Securities Fund -- Page 27

Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each
share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:

1.    Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing services base bond prices on, among other things, an evaluation of the yield curve as of approximately 3:00 p.m. New York time. The fund's investment adviser performs certain checks on these prices prior to the fund's net asset value being calculated.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's board. Subject to board oversight, the fund's board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund's investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. The valuation committee considers all indications of value available to it in determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant

                   U.S. Government Securities Fund -- Page 28

financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer; two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses; or the securities of certain publicly traded partnerships.

                   U.S. Government Securities Fund -- Page 29

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term
"distributed amount" generally means the sum of (a) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount. The fund may pass through the income earned on certain U.S. government bonds free of various states' income taxes. However, a few states require the fund to hold more than 50% of its assets in these types of government bonds at the end of every fiscal quarter in order to qualify for the tax exemption. The fund does not currently intend to actively meet the 50% threshold in order to qualify for the tax exemption in those few states.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account.
Please see your tax adviser for more information.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account are not taxable currently.

     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

                   U.S. Government Securities Fund -- Page 30

     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.

     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry forward of the fund.
     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income.
     Under the 2003 Tax Act, all or a portion of a fund's dividend distribution may be a "qualified dividend." If the fund meets the applicable holding period requirement, it will distribute dividends derived from qualified corporation dividends to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder meets the requisite holding period requirement, qualified dividends are taxable at a maximum rate of 15%.

     CAPITAL GAINS -- Distributions of the excess of net long-term capital gains over net short-term capital losses that the fund properly designates as
     "capital gain dividends" generally will be taxable as long-term capital gain. Regardless of the length of time the shares of the fund have been held by a shareholder, a capital gain distribution by the fund is subject

                   U.S. Government Securities Fund -- Page 31

     to a maximum tax rate of 15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the
Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt
U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

                   U.S. Government Securities Fund -- Page 32

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C
OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F
SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE APPLICABLE PROGRAM
DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO
THESE ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE RETIREMENT PLAN
SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR INFORMATION
REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.
     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use any of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           3500 Wiseman Blvd.
           San Antonio, TX 78251-4321

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

                   U.S. Government Securities Fund -- Page 33

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

     Your bank should include the following information when
                    wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.
The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's board.

Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. The R share classes are generally available only to employer-sponsored retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management group of Capital Guardian Trust
Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. In addition, the American
Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The fund and the Principal Underwriter reserve the right to reject any purchase order.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases. The initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .     Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

     .     Retirement accounts that are funded with employer contributions; and

     .     Accounts that are funded with monies set by court decree.

                   U.S. Government Securities Fund -- Page 34

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds money market fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.
Certain accounts held on the fund's books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and statement of additional information.  However, in the case where the entity maintaining these accounts aggregates the accounts' purchase orders for fund shares, such accounts are not required to meet the minimum amount for subsequent purchases.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management
Trust of America may be made to Class B or C shares of other American Funds, except Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of
America and Short-Term Bond Fund of America, for dollar cost averaging purposes.
Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of
Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" below. THESE TRANSACTIONS HAVE THE
SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" above).

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share

                   U.S. Government Securities Fund -- Page 35

redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     AUTOMATIC CONVERSIONS -- As described more fully in the prospectus, Class
     B, 529-B and C shares automatically convert to Class A, 529-A and F shares, respectively, after a certain period from the purchase date.

     MOVING FROM CLASS B TO CLASS A SHARES -- Under the right of reinvestment policy as described in the prospectus, if you redeem Class B shares during the contingent deferred sales charge period, you may reinvest the proceeds in Class A shares without paying a Class A sales charge if you notify
     American Funds Service Company and the reinvestment occurs within 90 days after the date of redemption. If you redeem your Class B shares after the contingent deferred sales charge period and with the redemption proceeds you purchase Class A shares, you are still responsible for paying any applicable Class A sales charges.

     MOVING FROM CLASS C TO CLASS A SHARES -- If you redeem Class C shares and with the redemption proceeds purchase Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

     MOVING FROM CLASS F TO CLASS A SHARES -- You can redeem Class F shares held in a qualified fee-based program and with the redemption proceeds purchase
     Class A shares without paying an initial Class A sales charge if all of the following are met: (a) you are leaving or have left the fee-based program,
     (b) you have held the Class F shares in the program for at least one year, and (c) you notify American Funds Service Company and purchase the Class A shares within 90 days after redeeming the Class F shares.

     MOVING FROM CLASS A TO CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to redeem your Class A shares and with the redemption proceeds purchase Class F shares for the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     Individual 403(b) plans may be treated similarly to employer-sponsored plans for Class A sales charge purposes (i.e., individual participant accounts are eligible to be aggregated

                   U.S. Government Securities Fund -- Page 36

     together) if: (a) the American Funds are principal investment options; (b)
     the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (c)
     there is only one dealer firm assigned to the plans.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the spouses, children or parents of the Eligible
          Persons are listed in the account registration with the
          parents-in-law) of dealers who have sales agreements with the
          Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

                   U.S. Government Securities Fund -- Page 37

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.
     TRANSFERS TO COLLEGEAMERICA -- A transfer from the Virginia Prepaid
     Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a
     CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

     EDWARD JONES FREE SWITCH PROGRAM

     Eligible clients of broker-dealer Edward Jones may purchase Class A shares at net asset value under the terms of the Edward Jones Free Switch program.
     The program applies to purchases initiated within the 90-day period beginning August 19, 2005, and ending November 16, 2005, at 3:00 p.m.
     Central time. The fund's Board has determined that it would be in the best interests of the fund and its shareholders and desirable to have the fund participate in the program.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments
(other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

                   U.S. Government Securities Fund -- Page 38

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of
     American Funds non-money market funds over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once.

     The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchases must be made will remain unchanged. Purchases made from the date of revision will receive the reduced sales charge, if any, resulting from the revised Statement.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to an account at the time of each purchase made during the Statement period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the Statement period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The market value of existing
     American Funds investments (other than shares representing direct purchases of money market funds) as of the day immediately before the start of the
     Statement period, and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the Statement period, are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the
     Statement period.
     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

                   U.S. Government Securities Fund -- Page 39

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:
     .    individual-type employee benefit plans, such as an IRA, individual
          403(b) plan (see exception in "Purchases by certain 403(b) plans"
          under "Sales charges") or single-participant Keogh-type plan;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);
     .    trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations; or
     .    for individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" above), or made for two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge purposes, in each case of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

                   U.S. Government Securities Fund -- Page 40

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as individual holdings in Endowments, American
     Legacy variable annuity contracts and variable life insurance policies.
     Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments, to determine your sales charge on investments in accounts eligible to be aggregated. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, the value of accounts held in nominee or street name are not eligible for calculation at cost value and instead will be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.
     When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also take into account the market value (as of the end of the week prior to your
     American Funds investment) of your individual holdings in various American
     Legacy variable annuity contracts and variable life insurance policies. An employer-sponsored retirement plan may also take into account the market value of its investments in American Legacy Retirement Investment Plans.
     Direct purchases of American Funds money market funds are excluded. If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and American Legacy accounts.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

                   U.S. Government Securities Fund -- Page 41

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through a systematic withdrawal plan (SWP) (see "Automatic withdrawals" under "Shareholder account services and privileges"
          below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a
          SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds money market funds are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.
For example, CDSC waivers will not be allowed on redemptions of Class 529-B and
529-C shares due to termination of CollegeAmerica; a determination by the
Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within
CollegeAmerica.

                                 SELLING SHARES
The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares".

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the National
Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

                   U.S. Government Securities Fund -- Page 42

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for
Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest ($50 minimum per fund; $25 minimum per fund in the case of employer-sponsored 529 accounts)
and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer
Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

                   U.S. Government Securities Fund -- Page 43

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- For all share classes, except the R and 529 classes of shares, you may automatically withdraw shares from any of the American Funds.
You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.

Withdrawal payments are not to be considered as dividends, yield or income.
Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

                   U.S. Government Securities Fund -- Page 44

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) of American Funds money market funds. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account.
These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

REDEMPTION OF SHARES -- The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by contacting the Transfer Agent.
Certificates are not available for the 529 or R share classes.

                   U.S. Government Securities Fund -- Page 45

                              GENERAL INFORMATION
CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as
Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S. banks or non-U.S.
branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American
Funds Service Company was paid a fee of $XXX for Class A shares and  $XXX for
Class B shares for the 2006 fiscal year. American Funds Service Company is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to Capital Research and
Management Company, as described under "Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town
Center Drive, Costa Mesa, California 92626, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been so included in reliance on the report of Deloitte & Touche LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.
The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the board of trustees.

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South
Flower Street, Los Angeles, CA 90071, serves as counsel for the fund and for non-interested trustees in their capacities as such. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not provide legal services to the fund's investment adviser or any of its affiliated companies. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the non-interested trustees of the fund, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on August 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the fund's investment portfolio or summary investment portfolio, financial statements and other information. The fund's annual financial statements are

                   U.S. Government Securities Fund -- Page 46

audited by the fund's independent registered public accounting firm, Deloitte &
Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where the fund was organized, and California, where the fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations.
The Declaration of Trust contains an express disclaimer of shareholder liability for acts, omissions, obligations or affairs of the fund and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the fund or trustees. The Declaration of
Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of the fund and also provides for the fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the trustees, officers, employees or agents of the fund are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD filed an administrative complaint against the Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement.

On March 24, 2005, the investment adviser and Principal Underwriter filed a complaint against the Attorney General of the State of California in Los Angeles
County Superior Court. The complaint alleged that the Attorney General threatened to take enforcement actions against the investment adviser and
Principal Underwriter that are without merit and preempted by federal law. On the same day, following the filing of the investment adviser's and Principal
Underwriter's complaint, the Attorney General of the State of California filed a complaint against the Principal Underwriter and investment adviser. Filed in Los
Angeles County Superior Court, the Attorney General's complaint alleged violations of certain sections of the California Corporations Code

                   U.S. Government Securities Fund -- Page 47

with respect to so-called "revenue sharing" disclosures in mutual fund prospectuses and statements of additional information. On November 22, 2005, the
Los Angeles Superior Court dismissed the Attorney General's complaint. The
Attorney General is appealing the Superior Court's decision to California's
Court of Appeal for the Second Appellate District.

The investment adviser and Principal Underwriter believe that the likelihood that these matters could have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund is remote. The SEC is conducting a related investigation as of the date of this statement of additional information. The investment adviser and Principal Underwriter are cooperating fully. In addition, a class action lawsuit has been filed in the U.S. District Court, Central District of
California, relating to these matters. Although most of the claims in the suit were dismissed with prejudice, an amended complaint relating to management fees has been filed. The investment adviser believes that this suit is without merit and will defend itself vigorously. Further updates on these issues will be available on the American Funds website (americanfunds.com) under "American
Funds regulatory matters."

OTHER INFORMATION -- The financial statements including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report are included in this statement of additional information. The following information is not included in the annual report:

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2006

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                      $0.00
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                       $0.00

                   U.S. Government Securities Fund -- Page 48

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                                                            FUND NUMBERS
                                                                 ------------------------------------
FUND                                                             CLASS A  CLASS B  CLASS C   CLASS F
-----------------------------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . .     002      202      302       402
American Balanced Fund/(R)/  . . . . . . . . . . . . . . . . .     011      211      311       411
American Mutual Fund/(R)/  . . . . . . . . . . . . . . . . . .     003      203      303       403
Capital Income Builder/(R)/  . . . . . . . . . . . . . . . . .     012      212      312       412
Capital World Growth and Income Fund/SM/ . . . . . . . . . . .     033      233      333       433
EuroPacific Growth Fund/(R)/ . . . . . . . . . . . . . . . . .     016      216      316       416
Fundamental Investors/SM/  . . . . . . . . . . . . . . . . . .     010      210      310       410
The Growth Fund of America/(R)/  . . . . . . . . . . . . . . .     005      205      305       405
The Income Fund of America/(R)/  . . . . . . . . . . . . . . .     006      206      306       406
The Investment Company of America/(R)/ . . . . . . . . . . . .     004      204      304       404
The New Economy Fund/(R)/  . . . . . . . . . . . . . . . . . .     014      214      314       414
New Perspective Fund/(R)/  . . . . . . . . . . . . . . . . . .     007      207      307       407
New World Fund/SM/ . . . . . . . . . . . . . . . . . . . . . .     036      236      336       436
SMALLCAP World Fund/(R)/ . . . . . . . . . . . . . . . . . . .     035      235      335       435
Washington Mutual Investors Fund/SM/ . . . . . . . . . . . . .     001      201      301       401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/  . . . . . . . .     040      240      340       440
American High-Income Trust/SM/ . . . . . . . . . . . . . . . .     021      221      321       421
The Bond Fund of America/SM/ . . . . . . . . . . . . . . . . .     008      208      308       408
Capital World Bond Fund/(R)/ . . . . . . . . . . . . . . . . .     031      231      331       431
Intermediate Bond Fund of America/SM/  . . . . . . . . . . . .     023      223      323       423
Limited Term Tax-Exempt Bond Fund of America/SM/ . . . . . . .     043      243      343       443
Short-Term Bond Fund of America/SM/  . . . . . . . . . . . . .     048      248      348       448
The Tax-Exempt Bond Fund of America/(R)/ . . . . . . . . . . .     019      219      319       419
The Tax-Exempt Fund of California/(R)/*  . . . . . . . . . . .     020      220      320       420
The Tax-Exempt Fund of Maryland/(R)/*  . . . . . . . . . . . .     024      224      324       424
The Tax-Exempt Fund of Virginia/(R)/*  . . . . . . . . . . . .     025      225      325       425
U.S. Government Securities Fund/SM/  . . . . . . . . . . . . .     022      222      322       422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/  . . . . . . . . . .     009      209      309       409
The Tax-Exempt Money Fund of America/SM/ . . . . . . . . . . .     039      N/A      N/A       N/A
The U.S. Treasury Money Fund of America/SM/  . . . . . . . . .     049      N/A      N/A       N/A
___________
*Qualified for sale only in certain jurisdictions.

                   U.S. Government Securities Fund -- Page 49

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund  . . . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund  . . . .    1011     1211     1311     1511      1411
American Mutual Fund  . . . . .    1003     1203     1303     1503      1403
Capital Income Builder  . . . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund  . . . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund . . . .    1016     1216     1316     1516      1416
Fundamental Investors . . . . .    1010     1210     1310     1510      1410
The Growth Fund of America  . .    1005     1205     1305     1505      1405
The Income Fund of America  . .    1006     1206     1306     1506      1406
The Investment Company of
America . . . . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund  . . . . .    1014     1214     1314     1514      1414
New Perspective Fund  . . . . .    1007     1207     1307     1507      1407
New World Fund  . . . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund . . . . . .    1035     1235     1335     1535      1435
Washington Mutual Investors Fund
  . . . . . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust  . .    1021     1221     1321     1521      1421
The Bond Fund of America  . . .    1008     1208     1308     1508      1408
Capital World Bond Fund . . . .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America . . . . . . . . . . . .    1023     1223     1323     1523      1423
Short-Term Bond Fund of
America/SM/ . . . . . . . . . .    1048     1248     1348     1548      1448
U.S. Government Securities Fund    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America . . . . . . . . . . . .    1009     1209     1309     1509      1409

                   U.S. Government Securities Fund -- Page 50

                                                    FUND NUMBERS
                                       ----------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                                    R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . . .    2102    2202    2302    2402     2502
American Balanced Fund . . . . . . .    2111    2211    2311    2411     2511
American Mutual Fund . . . . . . . .    2103    2203    2303    2403     2503
Capital Income Builder . . . . . . .    2112    2212    2312    2412     2512
Capital World Growth and Income Fund    2133    2233    2333    2433     2533
EuroPacific Growth Fund  . . . . . .    2116    2216    2316    2416     2516
Fundamental Investors  . . . . . . .    2110    2210    2310    2410     2510
The Growth Fund of America . . . . .    2105    2205    2305    2405     2505
The Income Fund of America . . . . .    2106    2206    2306    2406     2506
The Investment Company of America  .    2104    2204    2304    2404     2504
The New Economy Fund . . . . . . . .    2114    2214    2314    2414     2514
New Perspective Fund . . . . . . . .    2107    2207    2307    2407     2507
New World Fund . . . . . . . . . . .    2136    2236    2336    2436     2536
SMALLCAP World Fund  . . . . . . . .    2135    2235    2335    2435     2535
Washington Mutual Investors Fund . .    2101    2201    2301    2401     2501
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2540
American High-Income Trust . . . . .    2121    2221    2321    2421     2521
The Bond Fund of America . . . . . .    2108    2208    2308    2408     2508
Capital World Bond Fund  . . . . . .    2131    2231    2331    2431     2531
Intermediate Bond Fund of America  .    2123    2223    2323    2423     2523
Limited Term Tax-Exempt Bond Fund of
America. . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2543
Short-Term Bond Fund of America/SM/     2148    2248    2348    2448     2548
The Tax-Exempt Bond Fund of America      N/A     N/A     N/A     N/A     2519
The Tax-Exempt Fund of California* .     N/A     N/A     N/A     N/A     2520
The Tax-Exempt Fund of Maryland* . .     N/A     N/A     N/A     N/A     2524
The Tax-Exempt Fund of Virginia* . .     N/A     N/A     N/A     N/A     2525
U.S. Government Securities Fund  . .    2122    2222    2322    2422     2522
MONEY MARKET FUNDS
The Cash Management Trust of America    2109    2209    2309    2409     2509
The Tax-Exempt Money Fund of America     N/A     N/A     N/A     N/A     2539
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . . .    2149    2249    2349    2449     2549
___________
*Qualified for sale only in certain
jurisdictions.

                   U.S. Government Securities Fund -- Page 51

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                   U.S. Government Securities Fund -- Page 52

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                   U.S. Government Securities Fund -- Page 53

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                   U.S. Government Securities Fund -- Page 54


 [logo - American Funds (r)]

                                         The right choice for the long term/(R)/

U.S. Government
Securities Fund/SM/

 RETIREMENT PLAN
 PROSPECTUS

 November 1, 2006

 1    Risk/Return summary
 4    Fees and expenses of the fund
 7    Investment objective, strategies and risks
11    Management and organization
14    Purchase, exchange and sale of shares
17    Sales charges
20    Sales charge reductions
21    Rollovers from retirement plans to IRAs
22    Plans of distribution
22    Other compensation to dealers
23    Distributions and taxes
24    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Risk/Return summary
The fund seeks to provide you with a high level of current income as well as to preserve your investment by investing primarily in securities that are guaranteed by the U.S. government. The fund also invests in securities sponsored by the U.S. government and non-government issuers. All securities held by the fund will be rated AAA/Aaa or equivalent.

The fund is designed for investors seeking income, higher credit quality and capital preservation over the long term.  Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.
At least 80% of the fund's assets will be invested in securities that are guaranteed or sponsored by the U.S. government. The fund may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of, or sponsored by, the U.S. government. Examples of such securities are mortgage-backed securities issued by private issuers and the Federal National
Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage
Corporation ("Freddie Mac"). These securities are neither issued nor guaranteed by the U.S. Treasury.

While the fund invests in the highest quality debt securities, these securities may still be affected by changing interest rates and prepayment risks. It is important to note that neither the fund nor its yield is guaranteed by the U.S.
government.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                     1
                                   U.S. Government Securities Fund / Prospectus

HISTORICAL INVESTMENT RESULTS
The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.

[begin bar chart]

Calendar year total returns for Class A shares
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

1995            15.46
1996             2.82
1997             8.39
1998             7.87
1999           - 1.59
2000            11.93
2001             6.41
2002             9.02
2003             1.91
2004             2.88

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                                                        4.77%  (quarter ended June 30, 1995)
LOWEST                                                        -2.00%  (quarter ended June 30, 2004)

The fund's total return for the nine months ended September 30, 2006, was X.XX%.

                                     2
U.S. Government Securities Fund / Prospectus


Unlike the bar chart on the previous page, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 9 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
                                    1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
----------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 10/17/85       XX      XX        XX          XX

                                   1 YEAR   LIFETIME/1/
--------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/13/02     XX         XX
 CLASS R-2 -- FIRST SOLD 5/31/02     XX         XX
 CLASS R-3 -- FIRST SOLD 6/6/02      XX         XX
 CLASS R-4 -- FIRST SOLD 5/28/02     XX         XX
 CLASS R-5 -- FIRST SOLD 5/15/02     XX         XX

                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 INDEXES
 Citigroup Treasury/Govt                 XX      XX        XX          XX
Sponsored/Mortgage Index/2/
 Lipper General U.S. Government Funds    XX      XX        XX          XX
Average/3/
 Lipper GNMA Funds Average/4/            XX      XX        XX          XX
 Consumer Price Index/5/                 XX      XX        XX          XX
 Class A 30-day yield at August 31, 2006: X.XX%/6/
 (For current yield information, please call American FundsLine at
800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. In prior years, each index may have included different funds or securities from those that constitute the current year's index.
2 Citigroup Treasury/Government Sponsored/Mortgage Index (formerly Salomon Smith
 Barney Treasury/Government Sponsored/Mortgage Index) is a market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and
 GNMAs. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
3 Lipper General U.S. Government Funds Average is comprised of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.
4 Lipper GNMA Funds Average is comprised of funds that invest primarily in
 Government National Mortgage Association securities. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.
5 Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
 U.S. Department of Labor, Bureau of Labor Statistics.
6 Reflects a fee waiver (x.xx% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the fund."

                                     3
                                   U.S. Government Securities Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------

 Maximum initial sales charge on purchases      3.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none

* The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------

 Management fees/1/                 0.00%   0.00%  0.00%  0.00%  0.00%   0.00%
-------------------------------------------------------------------------------
 Distribution and/or service        0.00    0.00   0.75   0.00   0.00    none
 (12b-1) fees/2/
-------------------------------------------------------------------------------
 Other expenses                     0.00    0.00   0.00   0.00   0.00    0.00
-------------------------------------------------------------------------------
 Total annual fund operating        0.00    0.00   0.00   0.00   0.00    0.00
 expenses/1/
-------------------------------------------------------------------------------

7 The fund's investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10%
 (.029%). The waiver may be discontinued at any time, but will continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances dictate. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain R share classes.
 Total annual fund operating expenses do not reflect any waiver or reimbursement. Information regarding the effect of any waiver/ reimbursement on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the fund's annual report.
8 Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, 1.00%,
 .75% and .50%, respectively, of the class' average net assets annually.

                                     4
U.S. Government Securities Fund / Prospectus


OTHER EXPENSES
The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

             PAYMENTS TO AFFILIATED ENTITIES       PAYMENTS TO UNAFFILIATED
-----------------------------------------------            ENTITIES
                                               --------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2    $27 per participant position              .25% of assets
            plus .15% of assets/2/ or .35% of
                        assets/3/
-------------------------------------------------------------------------------
 Class R-3    $12 per participant position              .15% of assets
            plus .10% of assets/2/ or .19% of
                        assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------

1 Payment amount depends on the date upon which services commenced.
2 Payment with respect to Recordkeeper Direct program.
3 Payment with respect to PlanPremier program.

                                     5
                                   U.S. Government Securities Fund / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 Class A*                         $X      $X       $X         $X
--------------------------------------------------------------------
 Class R-1                         X       X        X          X
--------------------------------------------------------------------
 Class R-2                         X       X        X          X
--------------------------------------------------------------------
 Class R-3                         X       X        X          X
--------------------------------------------------------------------
 Class R-4                         X       X        X          X
--------------------------------------------------------------------
 Class R-5                         X       X        X          X
--------------------------------------------------------------------

* Reflects the maximum initial sales charge in the first year.

                                     6
U.S. Government Securities Fund / Prospectus


Investment objective, strategies and risks
The fund's investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital. Normally, the fund will invest at least 80% of its assets in securities guaranteed or sponsored by the U.S. government and in cash and cash equivalents. The fund may invest in securities issued by U.S. governmental agencies or instrumentalities that are not guaranteed by the U.S. government. The fund may also invest a substantial portion of its assets in securities backed by pools of mortgages, also called "mortgage-backed securities." These securities will be rated AAA by
Standard & Poor's Corporation or Aaa by Moody's Investors Service, Inc. or
unrated but determined to be of equivalent quality by the fund's investment adviser. In addition, the fund may invest up to 20% of its assets in non-government securities that are rated AAA or Aaa or that are unrated but determined to be of equivalent quality by the fund's investment adviser.

The values of most debt securities held by the fund may be affected by changing interest rates and prepayment risk. For example, as with other debt securities, the value of U.S. government securities generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity securities generally have higher rates of interest but may be subject to greater price fluctuations than shorter maturity securities.

A security backed by the U.S. Treasury or the full faith and credit of the
United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities will fluctuate.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.
The fund may also hold cash, money market instruments or short-term debt securities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices; conversely, consistent with the fund's preservation of capital objective, it could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                     7
                                   U.S. Government Securities Fund / Prospectus

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser seeks to accomplish this by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                     8
U.S. Government Securities Fund / Prospectus


ADDITIONAL INVESTMENT RESULTS
Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
                                   1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
---------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 10/17/85      XX      XX        XX          XX

                                   1 YEAR   LIFETIME/1/
--------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/13/02     XX         XX
 CLASS R-2 -- FIRST SOLD 5/31/02     XX         XX
 CLASS R-3 -- FIRST SOLD 6/6/02      XX         XX
 CLASS R-4 -- FIRST SOLD 5/28/02     XX         XX
 CLASS R-5 -- FIRST SOLD 5/15/02     XX         XX

                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/1/
-------------------------------------------------------------------------------

 INDEXES
 Citigroup Treasury/Govt             XX        XX        XX            XX
Sponsored/Mortgage Index/2/
 Lipper General U.S. Government      XX        XX        XX            XX
Funds Average/3/
 Lipper GNMA Funds Average/4/        XX        XX        XX            XX
 Consumer Price Index/5/             XX        XX        XX            XX
 Class A distribution rate at December 31, 2005: X.XX%/6/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. In prior years, each index may have included different funds or securities from those that constitute the current year's index.
2 Citigroup Treasury/Government Sponsored/Mortgage Index (formerly Salomon Smith
 Barney Treasury/Government Sponsored/Mortgage Index) is a market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and
 GNMAs. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
3 Lipper General U.S. Government Funds Average is comprised of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.
4 Lipper GNMA Funds Average is comprised of funds that invest primarily in
 Government National Mortgage Association securities. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.
5 Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
 U.S. Department of Labor, Bureau of Labor Statistics.
6 Reflects a fee waiver (x.xx% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the fund." The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

                                     9
                                   U.S. Government Securities Fund / Prospectus

[begin pie chart]

Holdings by type of investment as of August 31, 2005

U.S Treasury bonds & notes             45.6%
Mortgage-backed obligations            35.4
Federal agency bonds & notes           16.9
Short-term securities & other           2.1
assets less liabilities

[end pie chart]

 QUALITY BREAKDOWN AS OF AUGUST 31, 2006
                                                         PERCENT OF NET ASSETS

 U.S. government obligations*                                     XX
-------------------------------------------------------------------------------
 Federal agencies                                                 XX
-------------------------------------------------------------------------------
 Short-term securities and other assets less                      XX
liabilities

* These securities are guaranteed by the full faith and credit of the U.S.
 government.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                     10
U.S. Government Securities Fund / Prospectus


Management and organization

INVESTMENT ADVISER
Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 135 South State
College Boulevard, Brea, California 92821. Capital Research and Management
Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of trustees is contained in the fund's annual report to shareholders for the year ended August 31, 2006.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution for the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

                                     11
                                   U.S. Government Securities Fund / Prospectus

PORTFOLIO HOLDINGS
Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings updated as of each calendar quarter-end is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange
Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM
Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company.

                                     12
U.S. Government Securities Fund / Prospectus


The primary individual portfolio counselors for U.S. Government Securities Fund are:

                                             PRIMARY TITLE WITH      PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER      COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)          ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE              OF THE FUND
--------------------------------------------------------------------------------------------

 JOHN H. SMET                19 years        Senior Vice             Serves as a U.S.
 President and Trustee                       President, Capital      Government securities
                                             Research and            portfolio counselor
                                             Management Company

                                             Investment
                                             professional for 24
                                             years in total; 23
                                             years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
--------------------------------------------------------------------------------------------
 THOMAS H. HOGH              9 years         Vice President,         Serves as a U.S.
                                             Capital International   Government securities
                                             Research, Inc.          portfolio counselor

                                             Investment
                                             professional for 19
                                             years in total; 16
                                             years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
--------------------------------------------------------------------------------------------
 MICHAEL D. LOCKE            3 years         Vice President,         Serves as a U.S.
                         (plus 6 years of    Capital Research        Government securities
                         prior experience    Company                 portfolio counselor
                              as an
                        investment analyst   Investment
                          for the fund)      professional for 11
                                             years in total; 9
                                             years with Capital
                                             Research and
                                             Management Company or
                                             affiliate

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.
CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR PLAN RECORDKEEPER FOR
MORE INFORMATION.

                                     13
                                   U.S. Government Securities Fund / Prospectus

Purchase, exchange and sale of shares
AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO
OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON
YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT
PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.
Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class
R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth Individual Retirement Accounts
(IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs,
individual 403(b) plans and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

                                     14
U.S. Government Securities Fund / Prospectus


FREQUENT TRADING OF FUND SHARES
The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.
Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of trustees has also adopted certain policies and procedures with respect to frequent purchases and redemptions of fund shares. Under the fund's "purchase blocking policy," any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures or other procedures that American
Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or another frequent trading policy that is reasonably designed to achieve the objective of the purchase blocking policy. There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:
systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

NOTWITHSTANDING THE FUND'S PURCHASE BLOCKING POLICY (INCLUDING THE TYPES OF
TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER A PURCHASE
BLOCK UNDER THE POLICY), ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE
FUND'S AND AMERICAN FUNDS DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE
TRADING GENERALLY. SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE
INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY ADDRESS OTHER
POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

                                     15
                                   U.S. Government Securities Fund / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service
Company. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to
IRAs."

VALUING SHARES
The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if a security defaults and there is no market for the security. Use of these procedures is intended to result in more appropriate net asset values.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

                                     16
U.S. Government Securities Fund / Prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                               SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

                                     17
                                   U.S. Government Securities Fund / Prospectus

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class
 A shares. Such plans may invest only in Class R shares.

 Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.
 Employer-sponsored retirement plans not currently invested in Class A shares, or that are currently investing in Class A shares with a sales charge, are not eligible to establish a statement of intention that qualifies them to purchase
 Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions."

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

                                     18
U.S. Government Securities Fund / Prospectus


CLASS R SHARES
Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution"
below).

                                     19
                                   U.S. Government Securities Fund / Prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.
IN ADDITION TO THE INFORMATION BELOW, YOU MAY OBTAIN MORE INFORMATION ABOUT
SALES CHARGE REDUCTIONS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS
WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR
FROM YOUR FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE
Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are some different ways that you may qualify for a reduced Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION
 You may take into account your accumulated holdings in all share classes of the
 American Funds to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a)
 the current value of your existing holdings or (b) the amount you invested
 (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may
 also be taken into account to determine your Class A sales charge.

 STATEMENT OF INTENTION
 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, investments made under a right of

                                     20
U.S. Government Securities Fund / Prospectus


 reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" above for more information.

RIGHT OF REINVESTMENT
Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. More information on Class B, C and F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and
.. rollovers to IRAs that are attributable to American Funds investments, if they meet all of the following three requirements:

 -- the retirement plan from which assets are being rolled over is part of an
   American Funds proprietary retirement plan program (such as PlanPremier,
   Recordkeeper Direct or Recordkeeper Connect/(R)/) or is a plan whose participant subaccounts are serviced by American Funds Service Company;

 -- the plan's assets were invested in American Funds at the time of distribution; and

 -- the plan's assets are rolled over to an American Funds IRA with Capital Bank and Trust Company as custodian.
IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information if invested in Class A shares.

TRANSFERS TO IRAS

Transfers to IRAs that are attributable to American Funds investments held in
SIMPLE IRAs, SEPs or SARSEPs will not be subject to a sales charge if invested in Class A shares.

                                     21
                                   U.S. Government Securities Fund / Prospectus

Plans of distribution
The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares, up to 1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for Class R-4 shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) who have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2005, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the
American Funds.

                                     22
U.S. Government Securities Fund / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or
American Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS
Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                     23
                                   U.S. Government Securities Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                                                    INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                                                        Net
                                                                                                       gains
                                                                                                    (losses) on
                                                                                                     securities
                                                                         Net asset                     (both
                                                                          value,         Net          realized      Total from
                                                                         beginning   investment         and         investment
                                                                         of period     income       unrealized)     operations
----------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 8/31/2006                                                         $xx         $xx           $  xx           $ xx
Year ended 8/31/2005                                                       13.74         .44              --            .44
Year ended 8/31/2004                                                       13.59         .43             .17            .60
Year ended 8/31/2003                                                       13.73         .42            (.10)           .32
Year ended 8/31/2002                                                       13.34         .57             .41            .98
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2006                                                          xx          xx              xx             xx
Year ended 8/31/2005                                                       13.74         .33              --            .33
Year ended 8/31/2004                                                       13.59         .32             .17            .49
Year ended 8/31/2003                                                       13.73         .31            (.10)           .21
Period from 6/13/2002 to 8/31/2002                                         13.40         .09             .33            .42
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 8/31/2006                                                          xx          xx              xx             xx
Year ended 8/31/2005                                                       13.74         .34              --            .34
Year ended 8/31/2004                                                       13.59         .33             .17            .50
Year ended 8/31/2003                                                       13.73         .31            (.10)           .21
Period from 5/31/2002 to 8/31/2002                                         13.37         .10             .38            .48
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 8/31/2006                                                         $xx         $xx           $  xx           $ xx
Year ended 8/31/2005                                                      $13.74        $.39           $  --           $.39
Year ended 8/31/2004                                                       13.59         .38             .17            .55
Year ended 8/31/2003                                                       13.73         .37            (.10)           .27
Period from 6/6/2002 to 8/31/2002                                          13.36         .11             .38            .49
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2006                                                          xx          xx              xx             xx
Year ended 8/31/2005                                                       13.74         .44              --            .44
Year ended 8/31/2004                                                       13.59         .43             .17            .60
Year ended 8/31/2003                                                       13.73         .42            (.10)           .32
Period from 5/28/2002 to 8/31/2002                                         13.34         .14             .40            .54
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 8/31/2006                                                          xx          xx              xx             xx
Year ended 8/31/2005                                                       13.74         .48              --            .48
Year ended 8/31/2004                                                       13.59         .47             .17            .64
Year ended 8/31/2003                                                       13.73         .46            (.10)           .36
 Period from 5/15/2002 to 8/31/2002                                        13.27         .17             .48            .65

                                                                         Dividends
                                                                         (from net     Net asset
                                                                         investment  value, end of    Total
                                                                          income)       period      return/3/
---------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 8/31/2006                                                       $  xx        $   xx         xx%
Year ended 8/31/2005                                                        (.46)        13.72        3.23
Year ended 8/31/2004                                                        (.45)        13.74        4.49
Year ended 8/31/2003                                                        (.46)        13.59        2.29
Year ended 8/31/2002                                                        (.59)        13.73        7.55
---------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2006                                                          xx            xx          xx
Year ended 8/31/2005                                                        (.35)        13.72        2.46
Year ended 8/31/2004                                                        (.34)        13.74        3.66
Year ended 8/31/2003                                                        (.35)        13.59        1.49
Period from 6/13/2002 to 8/31/2002                                          (.09)        13.73        3.12
---------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 8/31/2006                                                          xx            xx          xx
Year ended 8/31/2005                                                        (.36)        13.72        2.50
Year ended 8/31/2004                                                        (.35)        13.74        3.70
Year ended 8/31/2003                                                        (.35)        13.59        1.53
Period from 5/31/2002 to 8/31/2002                                          (.12)        13.73        3.57
---------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 8/31/2006                                                       $  xx        $   xx         xx%
Year ended 8/31/2005                                                       $(.41)       $13.72        2.88%
Year ended 8/31/2004                                                        (.40)        13.74        4.09
Year ended 8/31/2003                                                        (.41)        13.59        1.93
Period from 6/6/2002 to 8/31/2002                                           (.12)        13.73        3.68
---------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2006                                                          xx            xx          xx
Year ended 8/31/2005                                                        (.46)        13.72        3.25
Year ended 8/31/2004                                                        (.45)        13.74        4.45
Year ended 8/31/2003                                                        (.46)        13.59        2.30
Period from 5/28/2002 to 8/31/2002                                          (.15)        13.73        4.04
---------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 8/31/2006                                                          xx            xx          xx
Year ended 8/31/2005                                                        (.50)        13.72        3.56
Year ended 8/31/2004                                                        (.49)        13.74        4.78
Year ended 8/31/2003                                                        (.50)        13.59        2.63
 Period from 5/15/2002 to 8/31/2002                                         (.19)        13.73        4.89

                                                                                         Ratio of     Ratio of
                                                                                        expenses to  expenses to
                                                                                        average net  average net
                                                                                          assets       assets
                                                                          Net assets,     before        after      Ratio of net
                                                                            end of         reim-        reim-         income
                                                                            period      bursements/  bursements/    to average
                                                                         (in millions)    waivers    waivers/4/     net assets
--------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 8/31/2006                                                        $   xx          xx%          xx%           xx%
Year ended 8/31/2005                                                         1,801          .76          .74          3.17
Year ended 8/31/2004                                                         1,900          .71          .71          3.14
Year ended 8/31/2003                                                         2,374          .76          .76          3.01
Year ended 8/31/2002                                                         2,256          .80          .80          4.27
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2006                                                            xx           xx           xx            xx
Year ended 8/31/2005                                                             3         1.66         1.50          2.43
Year ended 8/31/2004                                                             2         1.74         1.52          2.26
Year ended 8/31/2003                                                             1         2.02         1.52          1.86
Period from 6/13/2002 to 8/31/2002                                           --/5/          .39          .31           .64
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 8/31/2006                                                            xx           xx           xx            xx
Year ended 8/31/2005                                                            85         1.94         1.47          2.46
Year ended 8/31/2004                                                            68         2.02         1.48          2.32
Year ended 8/31/2003                                                            43         2.05         1.47          1.81
Period from 5/31/2002 to 8/31/2002                                               1          .53          .38           .72
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 8/31/2006                                                        $   xx          xx%          xx%           xx%
Year ended 8/31/2005                                                        $   91         1.20%        1.08%         2.84%
Year ended 8/31/2004                                                            73         1.23         1.10          2.71
Year ended 8/31/2003                                                            50         1.16         1.08          1.80
Period from 6/6/2002 to 8/31/2002                                            --/5/          .35          .27           .83
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2006                                                            xx           xx           xx            xx
Year ended 8/31/2005                                                            13          .74          .72          3.21
Year ended 8/31/2004                                                             8          .74          .74          3.05
Year ended 8/31/2003                                                             5          .75          .73          2.58
Period from 5/28/2002 to 8/31/2002                                           --/5/          .27          .20          1.00
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 8/31/2006                                                            xx           xx           xx            xx
Year ended 8/31/2005                                                             8          .43          .41          3.50
Year ended 8/31/2004                                                             7          .42          .42          3.39
Year ended 8/31/2003                                                             9          .43          .43          3.31
 Period from 5/15/2002 to 8/31/2002                                              5          .13          .13          1.24

                                     24
U.S. Government Securities Fund / Prospectus


                                           YEAR ENDED AUGUST 31
                           2006        2005         2004        2003         2002
-------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       XX%         104%         72%         82%          95%
OF SHARES

7 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
8 Based on average shares outstanding.
9 Total returns exclude all sales charges.
10 The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the
 Annual Fund Operating Expenses table under "Fees and expenses of the fund" and the audited financial statements in the fund's annual report for more information.
11 Amount less than $1 million.

                                     25
U.S. Government Securities Fund / Prospectus


NOTES

                                     26
U.S. Government Securities Fund / Prospectus


NOTES

                                     27
                                   U.S. Government Securities Fund / Prospectus


[logo - American Funds (r)]

                                         The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
                                   americanfunds.com
          FOR 24                   For Class R share information,
          -HOUR INFORMATION        visit
                                   AmericanFundsRetirement.com
          Telephone calls you have with the American Funds
          organization may be monitored or recorded for quality
          assurance, verification and/or recordkeeping purposes.
          By speaking with us on the telephone, you are giving
          your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).
STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/942-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The
current SAI and shareholder reports are also available, free of charge, on
americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071.

[logo - recycled bug]
printed on recycled paper

Printed on recycled paper
RPGEPR-922-1105P Litho in USA              Investment Company File No. 811-4318
CGD/RRD/8034
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital International
         Capital Guardian                  Capital Bank and Trust


THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ KIMBERLY S. VERDICK
    KIMBERLY S. VERDICK
    SECRETARY


 [logo - American Funds (r)]

                                         The right choice for the long term/(R)/

U.S. Government
Securities Fund/SM/

 RETIREMENT PLAN
 PROSPECTUS

 November 1, 2006

 1    Risk/Return summary
 4    Fees and expenses of the fund
 7    Investment objective, strategies and risks
11    Management and organization
14    Purchase, exchange and sale of shares
17    Sales charges
20    Sales charge reductions
21    Rollovers from retirement plans to IRAs
22    Plans of distribution
22    Other compensation to dealers
23    Distributions and taxes
24    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Risk/Return summary
The fund seeks to provide you with a high level of current income as well as to preserve your investment by investing primarily in securities that are guaranteed by the U.S. government. The fund also invests in securities sponsored by the U.S. government and non-government issuers. All securities held by the fund will be rated AAA/Aaa or equivalent.

The fund is designed for investors seeking income, higher credit quality and capital preservation over the long term.  Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.
At least 80% of the fund's assets will be invested in securities that are guaranteed or sponsored by the U.S. government. The fund may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of, or sponsored by, the U.S. government. Examples of such securities are mortgage-backed securities issued by private issuers and the Federal National
Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage
Corporation ("Freddie Mac"). These securities are neither issued nor guaranteed by the U.S. Treasury.

While the fund invests in the highest quality debt securities, these securities may still be affected by changing interest rates and prepayment risks. It is important to note that neither the fund nor its yield is guaranteed by the U.S.
government.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                     1
                                   U.S. Government Securities Fund / Prospectus

HISTORICAL INVESTMENT RESULTS
The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.

[begin bar chart]

Calendar year total returns for Class A shares
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

1995            15.46
1996             2.82
1997             8.39
1998             7.87
1999           - 1.59
2000            11.93
2001             6.41
2002             9.02
2003             1.91
2004             2.88

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                                                        4.77%  (quarter ended June 30, 1995)
LOWEST                                                        -2.00%  (quarter ended June 30, 2004)

The fund's total return for the nine months ended September 30, 2006, was X.XX%.

                                     2
U.S. Government Securities Fund / Prospectus


Unlike the bar chart on the previous page, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 9 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
                                    1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
----------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 10/17/85       XX      XX        XX          XX

                                   1 YEAR   LIFETIME/1/
--------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/13/02     XX         XX
 CLASS R-2 -- FIRST SOLD 5/31/02     XX         XX
 CLASS R-3 -- FIRST SOLD 6/6/02      XX         XX
 CLASS R-4 -- FIRST SOLD 5/28/02     XX         XX
 CLASS R-5 -- FIRST SOLD 5/15/02     XX         XX

                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 INDEXES
 Citigroup Treasury/Govt                 XX      XX        XX          XX
Sponsored/Mortgage Index/2/
 Lipper General U.S. Government Funds    XX      XX        XX          XX
Average/3/
 Lipper GNMA Funds Average/4/            XX      XX        XX          XX
 Consumer Price Index/5/                 XX      XX        XX          XX
 Class A 30-day yield at August 31, 2006: X.XX%/6/
 (For current yield information, please call American FundsLine at
800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. In prior years, each index may have included different funds or securities from those that constitute the current year's index.
2 Citigroup Treasury/Government Sponsored/Mortgage Index (formerly Salomon Smith
 Barney Treasury/Government Sponsored/Mortgage Index) is a market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and
 GNMAs. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
3 Lipper General U.S. Government Funds Average is comprised of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.
4 Lipper GNMA Funds Average is comprised of funds that invest primarily in
 Government National Mortgage Association securities. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.
5 Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
 U.S. Department of Labor, Bureau of Labor Statistics.
6 Reflects a fee waiver (x.xx% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the fund."

                                     3
                                   U.S. Government Securities Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------

 Maximum initial sales charge on purchases      3.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none

* The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------

 Management fees/1/                 0.00%   0.00%  0.00%  0.00%  0.00%   0.00%
-------------------------------------------------------------------------------
 Distribution and/or service        0.00    0.00   0.75   0.00   0.00    none
 (12b-1) fees/2/
-------------------------------------------------------------------------------
 Other expenses                     0.00    0.00   0.00   0.00   0.00    0.00
-------------------------------------------------------------------------------
 Total annual fund operating        0.00    0.00   0.00   0.00   0.00    0.00
 expenses/1/
-------------------------------------------------------------------------------

7 The fund's investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10%
 (.029%). The waiver may be discontinued at any time, but will continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances dictate. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain R share classes.
 Total annual fund operating expenses do not reflect any waiver or reimbursement. Information regarding the effect of any waiver/ reimbursement on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the fund's annual report.
8 Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, 1.00%,
 .75% and .50%, respectively, of the class' average net assets annually.

                                     4
U.S. Government Securities Fund / Prospectus


OTHER EXPENSES
The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

             PAYMENTS TO AFFILIATED ENTITIES       PAYMENTS TO UNAFFILIATED
-----------------------------------------------            ENTITIES
                                               --------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2    $27 per participant position              .25% of assets
            plus .15% of assets/2/ or .35% of
                        assets/3/
-------------------------------------------------------------------------------
 Class R-3    $12 per participant position              .15% of assets
            plus .10% of assets/2/ or .19% of
                        assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------

1 Payment amount depends on the date upon which services commenced.
2 Payment with respect to Recordkeeper Direct program.
3 Payment with respect to PlanPremier program.

                                     5
                                   U.S. Government Securities Fund / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 Class A*                         $X      $X       $X         $X
--------------------------------------------------------------------
 Class R-1                         X       X        X          X
--------------------------------------------------------------------
 Class R-2                         X       X        X          X
--------------------------------------------------------------------
 Class R-3                         X       X        X          X
--------------------------------------------------------------------
 Class R-4                         X       X        X          X
--------------------------------------------------------------------
 Class R-5                         X       X        X          X
--------------------------------------------------------------------

* Reflects the maximum initial sales charge in the first year.

                                     6
U.S. Government Securities Fund / Prospectus


Investment objective, strategies and risks
The fund's investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital. Normally, the fund will invest at least 80% of its assets in securities guaranteed or sponsored by the U.S. government and in cash and cash equivalents. The fund may invest in securities issued by U.S. governmental agencies or instrumentalities that are not guaranteed by the U.S. government. The fund may also invest a substantial portion of its assets in securities backed by pools of mortgages, also called "mortgage-backed securities." These securities will be rated AAA by
Standard & Poor's Corporation or Aaa by Moody's Investors Service, Inc. or
unrated but determined to be of equivalent quality by the fund's investment adviser. In addition, the fund may invest up to 20% of its assets in non-government securities that are rated AAA or Aaa or that are unrated but determined to be of equivalent quality by the fund's investment adviser.

The values of most debt securities held by the fund may be affected by changing interest rates and prepayment risk. For example, as with other debt securities, the value of U.S. government securities generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity securities generally have higher rates of interest but may be subject to greater price fluctuations than shorter maturity securities.

A security backed by the U.S. Treasury or the full faith and credit of the
United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities will fluctuate.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.
The fund may also hold cash, money market instruments or short-term debt securities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices; conversely, consistent with the fund's preservation of capital objective, it could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                     7
                                   U.S. Government Securities Fund / Prospectus

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser seeks to accomplish this by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                     8
U.S. Government Securities Fund / Prospectus


ADDITIONAL INVESTMENT RESULTS
Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
                                   1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
---------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 10/17/85      XX      XX        XX          XX

                                   1 YEAR   LIFETIME/1/
--------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/13/02     XX         XX
 CLASS R-2 -- FIRST SOLD 5/31/02     XX         XX
 CLASS R-3 -- FIRST SOLD 6/6/02      XX         XX
 CLASS R-4 -- FIRST SOLD 5/28/02     XX         XX
 CLASS R-5 -- FIRST SOLD 5/15/02     XX         XX

                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/1/
-------------------------------------------------------------------------------

 INDEXES
 Citigroup Treasury/Govt             XX        XX        XX            XX
Sponsored/Mortgage Index/2/
 Lipper General U.S. Government      XX        XX        XX            XX
Funds Average/3/
 Lipper GNMA Funds Average/4/        XX        XX        XX            XX
 Consumer Price Index/5/             XX        XX        XX            XX
 Class A distribution rate at December 31, 2005: X.XX%/6/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. In prior years, each index may have included different funds or securities from those that constitute the current year's index.
2 Citigroup Treasury/Government Sponsored/Mortgage Index (formerly Salomon Smith
 Barney Treasury/Government Sponsored/Mortgage Index) is a market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and
 GNMAs. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
3 Lipper General U.S. Government Funds Average is comprised of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.
4 Lipper GNMA Funds Average is comprised of funds that invest primarily in
 Government National Mortgage Association securities. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.
5 Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
 U.S. Department of Labor, Bureau of Labor Statistics.
6 Reflects a fee waiver (x.xx% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the fund." The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

                                     9
                                   U.S. Government Securities Fund / Prospectus

[begin pie chart]

Holdings by type of investment as of August 31, 2005

U.S Treasury bonds & notes             45.6%
Mortgage-backed obligations            35.4
Federal agency bonds & notes           16.9
Short-term securities & other           2.1
assets less liabilities

[end pie chart]

 QUALITY BREAKDOWN AS OF AUGUST 31, 2006
                                                         PERCENT OF NET ASSETS

 U.S. government obligations*                                     XX
-------------------------------------------------------------------------------
 Federal agencies                                                 XX
-------------------------------------------------------------------------------
 Short-term securities and other assets less                      XX
liabilities

* These securities are guaranteed by the full faith and credit of the U.S.
 government.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                     10
U.S. Government Securities Fund / Prospectus


Management and organization

INVESTMENT ADVISER
Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 135 South State
College Boulevard, Brea, California 92821. Capital Research and Management
Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of trustees is contained in the fund's annual report to shareholders for the year ended August 31, 2006.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution for the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

                                     11
                                   U.S. Government Securities Fund / Prospectus

PORTFOLIO HOLDINGS
Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings updated as of each calendar quarter-end is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange
Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM
Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company.

                                     12
U.S. Government Securities Fund / Prospectus


The primary individual portfolio counselors for U.S. Government Securities Fund are:

                                             PRIMARY TITLE WITH      PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER      COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)          ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE              OF THE FUND
--------------------------------------------------------------------------------------------

 JOHN H. SMET                19 years        Senior Vice             Serves as a U.S.
 President and Trustee                       President, Capital      Government securities
                                             Research and            portfolio counselor
                                             Management Company

                                             Investment
                                             professional for 24
                                             years in total; 23
                                             years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
--------------------------------------------------------------------------------------------
 THOMAS H. HOGH              9 years         Vice President,         Serves as a U.S.
                                             Capital International   Government securities
                                             Research, Inc.          portfolio counselor

                                             Investment
                                             professional for 19
                                             years in total; 16
                                             years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
--------------------------------------------------------------------------------------------
 MICHAEL D. LOCKE            3 years         Vice President,         Serves as a U.S.
                         (plus 6 years of    Capital Research        Government securities
                         prior experience    Company                 portfolio counselor
                              as an
                        investment analyst   Investment
                          for the fund)      professional for 11
                                             years in total; 9
                                             years with Capital
                                             Research and
                                             Management Company or
                                             affiliate

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.
CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR PLAN RECORDKEEPER FOR
MORE INFORMATION.

                                     13
                                   U.S. Government Securities Fund / Prospectus

Purchase, exchange and sale of shares
AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO
OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON
YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT
PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.
Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class
R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth Individual Retirement Accounts
(IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs,
individual 403(b) plans and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

                                     14
U.S. Government Securities Fund / Prospectus


FREQUENT TRADING OF FUND SHARES
The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.
Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of trustees has also adopted certain policies and procedures with respect to frequent purchases and redemptions of fund shares. Under the fund's "purchase blocking policy," any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures or other procedures that American
Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or another frequent trading policy that is reasonably designed to achieve the objective of the purchase blocking policy. There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:
systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

NOTWITHSTANDING THE FUND'S PURCHASE BLOCKING POLICY (INCLUDING THE TYPES OF
TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER A PURCHASE
BLOCK UNDER THE POLICY), ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE
FUND'S AND AMERICAN FUNDS DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE
TRADING GENERALLY. SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE
INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY ADDRESS OTHER
POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

                                     15
                                   U.S. Government Securities Fund / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service
Company. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to
IRAs."

VALUING SHARES
The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if a security defaults and there is no market for the security. Use of these procedures is intended to result in more appropriate net asset values.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

                                     16
U.S. Government Securities Fund / Prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                               SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

                                     17
                                   U.S. Government Securities Fund / Prospectus

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class
 A shares. Such plans may invest only in Class R shares.

 Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.
 Employer-sponsored retirement plans not currently invested in Class A shares, or that are currently investing in Class A shares with a sales charge, are not eligible to establish a statement of intention that qualifies them to purchase
 Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions."

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

                                     18
U.S. Government Securities Fund / Prospectus


CLASS R SHARES
Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution"
below).

                                     19
                                   U.S. Government Securities Fund / Prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.
IN ADDITION TO THE INFORMATION BELOW, YOU MAY OBTAIN MORE INFORMATION ABOUT
SALES CHARGE REDUCTIONS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS
WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR
FROM YOUR FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE
Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are some different ways that you may qualify for a reduced Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION
 You may take into account your accumulated holdings in all share classes of the
 American Funds to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a)
 the current value of your existing holdings or (b) the amount you invested
 (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may
 also be taken into account to determine your Class A sales charge.

 STATEMENT OF INTENTION
 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, investments made under a right of

                                     20
U.S. Government Securities Fund / Prospectus


 reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" above for more information.

RIGHT OF REINVESTMENT
Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. More information on Class B, C and F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and
.. rollovers to IRAs that are attributable to American Funds investments, if they meet all of the following three requirements:

 -- the retirement plan from which assets are being rolled over is part of an
   American Funds proprietary retirement plan program (such as PlanPremier,
   Recordkeeper Direct or Recordkeeper Connect/(R)/) or is a plan whose participant subaccounts are serviced by American Funds Service Company;

 -- the plan's assets were invested in American Funds at the time of distribution; and

 -- the plan's assets are rolled over to an American Funds IRA with Capital Bank and Trust Company as custodian.
IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information if invested in Class A shares.

TRANSFERS TO IRAS

Transfers to IRAs that are attributable to American Funds investments held in
SIMPLE IRAs, SEPs or SARSEPs will not be subject to a sales charge if invested in Class A shares.

                                     21
                                   U.S. Government Securities Fund / Prospectus

Plans of distribution
The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares, up to 1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for Class R-4 shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) who have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2005, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the
American Funds.

                                     22
U.S. Government Securities Fund / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or
American Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS
Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                     23
                                   U.S. Government Securities Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                                                    INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                                                        Net
                                                                                                       gains
                                                                                                    (losses) on
                                                                                                     securities
                                                                         Net asset                     (both
                                                                          value,         Net          realized      Total from
                                                                         beginning   investment         and         investment
                                                                         of period     income       unrealized)     operations
----------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 8/31/2006                                                         $xx         $xx           $  xx           $ xx
Year ended 8/31/2005                                                       13.74         .44              --            .44
Year ended 8/31/2004                                                       13.59         .43             .17            .60
Year ended 8/31/2003                                                       13.73         .42            (.10)           .32
Year ended 8/31/2002                                                       13.34         .57             .41            .98
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2006                                                          xx          xx              xx             xx
Year ended 8/31/2005                                                       13.74         .33              --            .33
Year ended 8/31/2004                                                       13.59         .32             .17            .49
Year ended 8/31/2003                                                       13.73         .31            (.10)           .21
Period from 6/13/2002 to 8/31/2002                                         13.40         .09             .33            .42
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 8/31/2006                                                          xx          xx              xx             xx
Year ended 8/31/2005                                                       13.74         .34              --            .34
Year ended 8/31/2004                                                       13.59         .33             .17            .50
Year ended 8/31/2003                                                       13.73         .31            (.10)           .21
Period from 5/31/2002 to 8/31/2002                                         13.37         .10             .38            .48
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 8/31/2006                                                         $xx         $xx           $  xx           $ xx
Year ended 8/31/2005                                                      $13.74        $.39           $  --           $.39
Year ended 8/31/2004                                                       13.59         .38             .17            .55
Year ended 8/31/2003                                                       13.73         .37            (.10)           .27
Period from 6/6/2002 to 8/31/2002                                          13.36         .11             .38            .49
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2006                                                          xx          xx              xx             xx
Year ended 8/31/2005                                                       13.74         .44              --            .44
Year ended 8/31/2004                                                       13.59         .43             .17            .60
Year ended 8/31/2003                                                       13.73         .42            (.10)           .32
Period from 5/28/2002 to 8/31/2002                                         13.34         .14             .40            .54
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 8/31/2006                                                          xx          xx              xx             xx
Year ended 8/31/2005                                                       13.74         .48              --            .48
Year ended 8/31/2004                                                       13.59         .47             .17            .64
Year ended 8/31/2003                                                       13.73         .46            (.10)           .36
 Period from 5/15/2002 to 8/31/2002                                        13.27         .17             .48            .65

                                                                         Dividends
                                                                         (from net     Net asset
                                                                         investment  value, end of    Total
                                                                          income)       period      return/3/
---------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 8/31/2006                                                       $  xx        $   xx         xx%
Year ended 8/31/2005                                                        (.46)        13.72        3.23
Year ended 8/31/2004                                                        (.45)        13.74        4.49
Year ended 8/31/2003                                                        (.46)        13.59        2.29
Year ended 8/31/2002                                                        (.59)        13.73        7.55
---------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2006                                                          xx            xx          xx
Year ended 8/31/2005                                                        (.35)        13.72        2.46
Year ended 8/31/2004                                                        (.34)        13.74        3.66
Year ended 8/31/2003                                                        (.35)        13.59        1.49
Period from 6/13/2002 to 8/31/2002                                          (.09)        13.73        3.12
---------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 8/31/2006                                                          xx            xx          xx
Year ended 8/31/2005                                                        (.36)        13.72        2.50
Year ended 8/31/2004                                                        (.35)        13.74        3.70
Year ended 8/31/2003                                                        (.35)        13.59        1.53
Period from 5/31/2002 to 8/31/2002                                          (.12)        13.73        3.57
---------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 8/31/2006                                                       $  xx        $   xx         xx%
Year ended 8/31/2005                                                       $(.41)       $13.72        2.88%
Year ended 8/31/2004                                                        (.40)        13.74        4.09
Year ended 8/31/2003                                                        (.41)        13.59        1.93
Period from 6/6/2002 to 8/31/2002                                           (.12)        13.73        3.68
---------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2006                                                          xx            xx          xx
Year ended 8/31/2005                                                        (.46)        13.72        3.25
Year ended 8/31/2004                                                        (.45)        13.74        4.45
Year ended 8/31/2003                                                        (.46)        13.59        2.30
Period from 5/28/2002 to 8/31/2002                                          (.15)        13.73        4.04
---------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 8/31/2006                                                          xx            xx          xx
Year ended 8/31/2005                                                        (.50)        13.72        3.56
Year ended 8/31/2004                                                        (.49)        13.74        4.78
Year ended 8/31/2003                                                        (.50)        13.59        2.63
 Period from 5/15/2002 to 8/31/2002                                         (.19)        13.73        4.89

                                                                                         Ratio of     Ratio of
                                                                                        expenses to  expenses to
                                                                                        average net  average net
                                                                                          assets       assets
                                                                          Net assets,     before        after      Ratio of net
                                                                            end of         reim-        reim-         income
                                                                            period      bursements/  bursements/    to average
                                                                         (in millions)    waivers    waivers/4/     net assets
--------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 8/31/2006                                                        $   xx          xx%          xx%           xx%
Year ended 8/31/2005                                                         1,801          .76          .74          3.17
Year ended 8/31/2004                                                         1,900          .71          .71          3.14
Year ended 8/31/2003                                                         2,374          .76          .76          3.01
Year ended 8/31/2002                                                         2,256          .80          .80          4.27
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2006                                                            xx           xx           xx            xx
Year ended 8/31/2005                                                             3         1.66         1.50          2.43
Year ended 8/31/2004                                                             2         1.74         1.52          2.26
Year ended 8/31/2003                                                             1         2.02         1.52          1.86
Period from 6/13/2002 to 8/31/2002                                           --/5/          .39          .31           .64
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 8/31/2006                                                            xx           xx           xx            xx
Year ended 8/31/2005                                                            85         1.94         1.47          2.46
Year ended 8/31/2004                                                            68         2.02         1.48          2.32
Year ended 8/31/2003                                                            43         2.05         1.47          1.81
Period from 5/31/2002 to 8/31/2002                                               1          .53          .38           .72
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 8/31/2006                                                        $   xx          xx%          xx%           xx%
Year ended 8/31/2005                                                        $   91         1.20%        1.08%         2.84%
Year ended 8/31/2004                                                            73         1.23         1.10          2.71
Year ended 8/31/2003                                                            50         1.16         1.08          1.80
Period from 6/6/2002 to 8/31/2002                                            --/5/          .35          .27           .83
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2006                                                            xx           xx           xx            xx
Year ended 8/31/2005                                                            13          .74          .72          3.21
Year ended 8/31/2004                                                             8          .74          .74          3.05
Year ended 8/31/2003                                                             5          .75          .73          2.58
Period from 5/28/2002 to 8/31/2002                                           --/5/          .27          .20          1.00
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 8/31/2006                                                            xx           xx           xx            xx
Year ended 8/31/2005                                                             8          .43          .41          3.50
Year ended 8/31/2004                                                             7          .42          .42          3.39
Year ended 8/31/2003                                                             9          .43          .43          3.31
 Period from 5/15/2002 to 8/31/2002                                              5          .13          .13          1.24

                                     24
U.S. Government Securities Fund / Prospectus


                                           YEAR ENDED AUGUST 31
                           2006        2005         2004        2003         2002
-------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       XX%         104%         72%         82%          95%
OF SHARES

7 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
8 Based on average shares outstanding.
9 Total returns exclude all sales charges.
10 The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the
 Annual Fund Operating Expenses table under "Fees and expenses of the fund" and the audited financial statements in the fund's annual report for more information.
11 Amount less than $1 million.

                                     25
U.S. Government Securities Fund / Prospectus


NOTES

                                     26
U.S. Government Securities Fund / Prospectus


NOTES

                                     27
                                   U.S. Government Securities Fund / Prospectus


[logo - American Funds (r)]

                                         The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
                                   americanfunds.com
          FOR 24                   For Class R share information,
          -HOUR INFORMATION        visit
                                   AmericanFundsRetirement.com
          Telephone calls you have with the American Funds
          organization may be monitored or recorded for quality
          assurance, verification and/or recordkeeping purposes.
          By speaking with us on the telephone, you are giving
          your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).
STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/942-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The
current SAI and shareholder reports are also available, free of charge, on
americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071.

[logo - recycled bug]
printed on recycled paper

Printed on recycled paper
RPGEPR-922-1105P Litho in USA              Investment Company File No. 811-4318
CGD/RRD/8034
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital International
         Capital Guardian                  Capital Bank and Trust

The American Funds Income Series
(U.S. Government Securities Fund)

Part C
Other Information

Item 23. Exhibits for Registration Statement (1940 Act No. 811-04318 and 1933 Act No. 002-98199)

(a)
Declaration of Trust and Amendment to and Restatement of Declaration of Trust - previously filed (see P/E Amendment No. 19 filed 10/29/97; Establishment and Designation of Additional Classes of Shares of Beneficial Interest Without Par Value - previously filed (see P/E Amendment No. 23 filed 3/10/00; No. 25 filed 3/8/01; and No. 27 filed 2/13/02)

(b)	By-laws as amended 3/16/06

(c)	Form of share certificate - previously filed (see P/E Amendment No. 25 filed 3/18/01)

(d)	Amended Investment Advisory and Service Agreement dated 6/1/04 - previously filed (see P/E Amendment No. 31 filed 11/1/04)

(e)
Form of Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 27 filed 2/13/02) and form of Selling Group Agreement; form of Banking Selling Group Agreement; form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares) only); and form of Institutional Selling Group Agreement - previously filed (see P/E Amendment No. 31 filed 11/1/04)

(f)	Bonus or Profit Sharing Contracts - Deferred Compensation Plan amended 1/1/04 - previously filed (see P/E amendment No. 31 filed 11/1/04)

(g)
Form of Global Custody Agreement - previously filed (see P/E Amendment No. 26 filed 10/30/01) and form of JPMorgan Chase Supplemental Agreement - previously filed (see P/E Amendment No. 32 filed 10/31/05)

(h)
Other material contracts: Form of Amended and Restated Administrative Services Agreement dated 10/1/05 - previously filed (see P/E Amendment No. 32 filed 10/31/05); form of Amended Shareholder Services Agreement as of 4/1/03 - previously filed (see P/E Amendment No. 31 filed 11/1/04) and form of Indemnification Agreement dated 7/1/04 - previously filed (see P/E Amendment No. 31 filed 11/1/04)

(i)	Legal opinions - previously filed (see P/E Amendment filed in 1985; P/E Amendment No. 23 filed 3/10/00; No. 25 filed 3/8/01; No. 27 filed 2/13/02; and No. 28 filed 5/13/02)

(j)	Consent of Independent Registered Public Accounting Firm - [TO BE PROVIDED BY AMENDMENT]

(k) Omitted Financial Statements - None

(l)	Initial capital agreements - previously filed (see P/E Amendment No.19 filed 10/29/97

(m)
Forms of Plans of Distribution - Class A Plan of Distribution - previously filed (see P/E Amendment No. 19 filed 10/29/97); Class 529-A - previously filed (see P/E Amendment No. 27 filed 2/13/02); Amended Plans of Distribution for Classes B, C, F, 529-B, 529-C, 529-F and R-1, R-2, R-3 and R-4 dated 10/1/05 - previously filed (see P/E Amendment No. 32 filed 10/31/05)

(n)	Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 27 filed 2/13/02)

(o) Reserved

(p)	Code of Ethics for The Capital Group Companies dated April 2006 and Code of Ethics for Registrant dated December 2005

Item 24. Persons Controlled by or Under Common Control with the Fund

None

Item 25. Indemnification

The Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article V of the Registrant's Declaration of Trust and Article VI of the Registrant’s By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26. Business and Other Connections of the Investment Adviser

None

Item 27. Principal Underwriters

(a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
	David L. Abzug P.O. Box 2248 Agoura Hills, CA 91376	Vice President	None
	William C. Anderson 7780 Boylston Court Dublin, OH 43016	Regional Vice President	None
	Robert B. Aprison 2983 Bryn Wood Drive Madison, WI 53711	Senior Vice President	None
	T. Patrick Bardsley 36 East Woodward Blvd. Tulsa, OK 74114	Regional Vice President	None
	Shakeel A. Barkat 982 Wayson Way Davidsonville, MD 21035	Regional Vice President	None
	Steven L. Barnes 7490 Clubhouse Road Suite 100 Boulder, CO 80301	Senior Vice President	None
	Thomas M. Bartow 20 Cerchio Alto Henderson, NV 89011	Vice President	None
B	Carl R. Bauer	Vice President	None
	Michelle A. Bergeron 4160 Gateswalk Drive Smyrna, GA 30080	Senior Vice President	None
	J. Walter Best, Jr. 7003 Chadwick Drive, Suite 355 Brentwood, TN 37027	Vice President	None
	John A. Blanchard 576 Somerset Lane Northfield, IL 60093	Senior Vice President	None
	Ian B. Bodell 7003 Chadwick Drive, Suite 355 Brentwood, TN 37027	Senior Vice President	None
	Jonathan W. Botts 2231 Garden View Lane Weddington, NC 28104	Regional Vice President	None
	Dana Boyd 4444 Riverside Drive, Suite 110 Burbank, CA 91505-4048	Regional Vice President	None
	Bill Brady 646 Somerset Drive Indianapolis, IN 46260	Regional Vice President	None
	Mick L. Brethower 601 E. Whitestone Blvd. Building 6, Suite 115 Cedar Park, TX 78613	Senior Vice President	None
	C. Alan Brown 7424 Somerset Avenue St. Louis, MO 63105	Vice President	None
L	Sheryl M. Burford	Assistant Vice President	None
B	J. Peter Burns	Vice President	None
	Steven Calabria 161 Bay Avenue Huntington Bay, NY 11743	Regional Vice President	None
S	Kathleen D. Campbell	Assistant Vice President	None
	Matthew C. Carlisle 100 Oakmont Lane, #409 Belleair, FL 33756	Vice President	None
	Damian F. Carroll 40 Ten Acre Road New Britain, CT 06052	Vice President	None
	James D. Carter 560 Valley Hill Lane Knoxville, TN 37922	Regional Vice President	None
	Brian C. Casey 8002 Greentree Road Bethesda, MD 20817	Senior Vice President	None
	Victor C. Cassato 999 Green Oaks Drive Greenwood Village, CO 80121	Senior Vice President	None
	Christopher J. Cassin 120 E. Ogden Ave., Suite 106 Hinsdale, IL 60521	Senior Vice President	None
L	Denise M. Cassin	Director, Senior Vice President	None
L	David D. Charlton	Director, Senior Vice President	None
	Thomas M. Charon N27 W23960 Paul Road Suite 204 Pewaukee, WI 53072	Regional Vice President	None
L	Wellington Choi	Assistant Vice President	None
	Paul A. Cieslik 90 Northington Drive Avon, CT 06001	Regional Vice President	None
L	Larry P. Clemmensen	Director	None
L	Kevin G. Clifford	Director, President and Co-Chief Executive Officer	None
H	Cheri Coleman	Vice President	None
	Ruth M. Collier 106 Central Park South, #10K New York, NY 10019	Senior Vice President	None
S	David Coolbaugh	Vice President	None
	Carlo O. Cordasco 4036 Ambassador Circle Williamsburg, VA 23188	Regional Vice President	None
B	Josie Cortez	Assistant Vice President	None
	Charles H. Cote 305 Edgeworth Lane Sewickley, PA 15143	Regional Vice President	None
	Thomas E. Cournoyer 2333 Granada Blvd. Coral Gables, FL 33134	Vice President	None
L	Michael D. Cravotta	Assistant Vice President	None
	Joseph G. Cronin 1281 Fiore Drive Lake Forest, IL 60045	Vice President	None
	William F. Daugherty 1213 Redwood Hills Circle Carlisle, PA 17015	Vice President	None
	Guy E. Decker 2990 Topaz Lane Carmel, IN 46032	Vice President	None
	Daniel J. Delianedis Edina Executive Plaza 5200 Willson Road, Suite 150 Edina, MN 55424	Senior Vice President	None
L	James W. DeLouise	Assistant Vice President	None
	James A. DePerno, Jr. 1 Nehercrest Lane Orchard Park, NY 14127	Vice President	None
L	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
	Lori A. Deuberry 130 Aurora Street Hudson, OH 44236	Regional Vice President	None
L	Dianne M. Dexter	Assistant Vice President	None
	Thomas J. Dickson 108 Wilmington Court Southlake, TX 76092	Vice President	None
	Michael A. DiLella 22 Turner’s Lake Drive Mahwah, NJ 07430	Senior Vice President	None
	G. Michael Dill 505 E. Main Street Jenks, OK 74037	Senior Vice President	None
N	Dean M. Dolan	Vice President	None
L	Hedy B. Donahue	Assistant Vice President	None
L	Michael J. Downer	Director	None
	Craig A. Duglin 4170 Vanetta Drive Studio City, CA 91604	Regional Vice President	None
	Michael J. Dullaghan 5040 Plantation Grove Lane Roanoke, VA 24012	Regional Vice President	None
I	Lloyd G. Edwards	Senior Vice President	None
	Timothy L. Ellis 1700 Lelia Drive, Suite 105 Jackson, MS 39216	Senior Vice President	None
	Kristopher A. Feldmeyer 787 Jackson Road Greenwood, IN 46142	Regional Vice President	None
L	Lorna Fitzgerald	Vice President	None
	William F. Flannery 29 Overlook Road Hopkinton, MA 01748	Regional Vice President	None
	John R. Fodor 15 Latisquama Road Southborough, MA 01772	Senior Vice President	None
L	Charles L. Freadhoff	Vice President	None
	Daniel B. Frick 845 Western Avenue Glen Ellyn, IL 60137	Vice President	None
L	Linda S. Gardner	Vice President	None
	Keith R. George 3835 East Turtle Hatch Road Springfield, MO 65809	Regional Vice President	None
L	J. Christopher Gies	Senior Vice President	None
B	Lori A. Giacomini	Assistant Vice President	None
L	David M. Givner	Secretary	None
B	Evelyn K. Glassford	Vice President	None
	Jack E. Goldin 3424 Belmont Terrace Davie, FL 33328	Regional Vice President	None
L	Earl C. Gottschalk	Vice President	None
	Jeffrey J. Greiner 8250-A Estates Parkway Plain City, OH 43064	Senior Vice President	None
	Eric M. Grey 601 Fisher Road N. Dartmouth, MA 02747	Regional Vice President	None
B	Mariellen Hamann	Vice President	None
	Derek S. Hansen 13033 Ridgedale Drive, #147 Minnetonka, MN 55305	Vice President	None
	David E. Harper 5400 Russell Cave Road Lexington, KY 40511	Senior Vice President	None
	Calvin L. Harrelson, III 2048 Kings Manor Drive Weddington, NC 28104	Regional Vice President	None
	Robert J. Hartig, Jr. 13563 Marjac Way McCordsville, IN 46055	Vice President	None
L	Linda M. Hines	Vice President	None
	Steven J. Hipsley 44 Tyler Drive Saratoga Springs, NY 12866	Regional Vice President	None
L	Russell K. Holliday	Vice President	None
	Heidi Horwitz 5 Christopher Hill Road Weston, CT 06883	Regional Vice President	None
L	Kevin B. Hughes	Vice President	None
	Ronald R. Hulsey 6202 Llano Dallas, TX 75214	Senior Vice President	None
	Marc Ialeggio 13 Prince Royal Passage Corte Madera, CA 94925	Regional Vice President	None
	Robert S. Irish 1225 Vista Del Mar Drive Delray Beach, FL 33483	Senior Vice President	None
L	Linda Johnson	Assistant Vice President	None
G1	Joanna F. Jonsson	Director	None
B	Damien M. Jordan	Senior Vice President	None
L	Marc J. Kaplan	Assistant Vice President	None
	John P. Keating 1576 Sandy Springs Dr. Orange Park, FL 32003	Vice President	None
	Brian G. Kelly 76 Daybreak Road Southport, CT 06890	Regional Vice President	None
	Andrew J. Kilbride 3080 Tuscany Court Ann Arbor, MI 48103	Regional Vice President	None
N	Dorothy Klock	Vice President	None
	Dianne L. Koske 6 Black Oak Court Poquoson, VA 23662	Assistant Vice President	None
B	Elizabeth K. Koster	Vice President	None
	Christopher F. Lanzafame 19365 Lovall Valley Court Sonoma, CA 95476	Regional Vice President	None
	Patricia D. Lathrop 822 Monterey Blvd., NE St. Petersburg, FL 33704	Regional Vice President	None
	R. Andrew LeBlanc 78 Eton Road Garden City, NY 11530	Vice President	None
	T. Blake Liberty 5506 East Mineral Lane Littleton, CO 80122	Vice President	None
	Mark J. Lien 1103 Tulip Tree Lane West Des Moines, IA 50266	Vice President	None
L	Lorin E. Liesy	Vice President	None
I	Kelle Lindenberg	Assistant Vice President	None
	Louis K. Linquata 5214 Cass Street Omaha, NE 68132	Vice President	None
	Brendan T. Mahoney 1 Union Avenue, Suite One Sudbury, MA 01776	Vice President	None
	Nathan G. Mains 2200 Market Street Apt. #638, Mailbox #207 Denver, CO 80205	Regional Vice President	None
	Stephen A. Malbasa 13405 Lake Shore Blvd. Cleveland, OH 44110	Director, Senior Vice President	None
	Steven M. Markel 5241 South Race Street Greenwood Village, CO 80121	Senior Vice President	None
L	Paul R. Mayeda	Assistant Vice President	None
L	Eleanor P. Maynard	Vice President	None
L	Christopher McCarthy	Vice President	None
	James R. McCrary 28812 Crestridge Rancho Palos Verdes, CA 90275	Vice President	None
L	Will McKenna	Vice President	None
S	John V. McLaughlin	Senior Vice President	None
	Terry W. McNabb 2002 Barrett Station Road St. Louis, MO 63131	Senior Vice President	None
L	Katharine McRoskey	Assistant Vice President	None
	Scott M. Meade 370 Central Road Rye Beach, NH 03870	Vice President	None
	Charles L. Mitsakos 3017 11th Avenue West Seattle, WA 98119	Regional Vice President	None
	Monty L. Moncrief 55 Chandler Creek Court The Woodlands, TX 77381	Regional Vice President	None
	David H. Morrison 7021 North Stratton Court Peoria, IL 61615	Regional Vice President	None
	Andrew J. Moscardini 832 Coldwater Creek Circle Niceville, FL 32578	Regional Vice President	None
	William E. Noe 3600 Knollwood Road Nashville, TN 37215	Senior Vice President	None
L	Heidi J. Novaes	Vice President	None
	Eric P. Olson 27 Main Street, Suite 200 Topsfield, MA 01983	Senior Vice President	None
	Jeffrey A. Olson 2708 88th St. Court, NW Gig Harbor, WA 98332	Regional Vice President	None
	Thomas A. O’Neil 4 Hillcrest Avenue Eastborough, KS 67208	Regional Vice President	None
	Michael W. Pak 13929 SE 92nd Street Newcastle, WA 98059	Regional Vice President	None
	W. Burke Patterson, Jr. 1643 Richland Avenue Baton Rouge, LA 70808	Regional Vice President	None
	Gary A. Peace 291 Kaanapali Drive Napa, CA 94558	Vice President	None
	Samuel W. Perry 4340 East Indian School Road Suite 21 Phoenix, AZ 85018	Regional Vice President	None
	Raleigh G. Peters 1439 Byrd Drive Berwyn, PA 19312	Regional Vice President	None
	David K. Petzke 4016 Saint Lucia Street Boulder, CO 80301	Vice President	None
	Fredric Phillips 175 Highland Avenue, 4th Floor Needham, MA 02494	Senior Vice President	None
	John Pinto 226 Country Club Drive Lansdale, PA 19446	Regional Vice President	None
	Carl S. Platou 7455 80th Place, S.E. Mercer Island, WA 98040	Senior Vice President	None
	Charles R. Porcher One Glenlake Pkwy., Suite 700 Atlanta, GA 30328	Regional Vice President	None
S	Richard P. Prior	Vice President	None
	Mike Quinn 1035 Vintage Club Drive Duluth, GA 30097	Regional Vice President	None
	John W. Rankin 1725 Centennial Club Drive Conway, AR 72034	Regional Vice President	None
	Jennifer D. Rasner 11940 Baypoint Drive Burnsville, MN 55337	Regional Vice President	None
	James P. Rayburn 3108 Roxbury Road Homewood, AL 35209	Regional Vice President	None
	Mark S. Reischmann 4125 Hermitage Drive Colorado Springs, CO 80906	Regional Vice President	None
	Steven J. Reitman 212 The Lane Hinsdale, IL 60521	Senior Vice President	None
	Brian A. Roberts 209-A 60th Street Virginia Beach, VA 23451	Vice President	None
	Jeffrey Robinson 7 Waterville Lane Shrewsbury, MA 01545	Regional Vice President	None
L	James F. Rothenberg	Director	None
	Romolo D. Rottura 233 Glenhaven Court Swedesboro, NJ 08085	Vice President	None
	Douglas F. Rowe 414 Logan Ranch Road Georgetown, TX 78628	Vice President	None
	William M. Ryan 1408 Cortland Drive Manasquan, NJ 08736	Regional Vice President	None
L	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None
	Richard A. Sabec, Jr. 6868 Meadow Glen Drive Westerville, OH 43082	Regional Vice President	None
	Richard R. Samson 4604 Glencoe Avenue, #4 Marina del Rey, CA 90292	Senior Vice President	None
	Paul V. Santoro 28 State Street, Suite 1100 Boston, MA 02109	Vice President	None
H	Diane Sawyer	Senior Vice President	None
	Joseph D. Scarpitti 31465 St. Andrews Westlake, OH 44145	Senior Vice President	None
	Shane D. Schofield 201 McIver Street Greenville, SC 29601	Vice President	None
	Mark A. Seaman 645 Baltimore Annapolis Blvd Suite 220 Severna Park, MD 21146	Vice President	None
S	Sherrie L. Senft	Vice President	None
	James J. Sewell III 415 East Holyoke Place Claremont, CA 91711	Regional Vice President	None
	Arthur M. Sgroi 76 Fields End Drive Glenmont, NY 12077	Regional Vice President	None
L	R. Michael Shanahan	Director	None
L	Michael J. Sheldon	Vice President	None
	Frederic J. Shipp 1352 Sanjo Farms Drive Chesapeake, VA 23320	Regional Vice President	None
	Daniel S. Shore 3734 North Greenview Avenue Chicago, IL 60613	Vice President	None
	Brad Short 1601 Seal Way Seal Beach, CA 90740	Vice President	None
	David W. Short 1000 RIDC Plaza, Suite 212 Pittsburgh, PA 15238	Chairman of the Board and Co-Chief Executive Officer	None
	Nathan W. Simmons 496 Dogwood Trail Quincy, FL 32352	Regional Vice President	None
	William P. Simon, Jr. 237 Lancaster Avenue, Suite 207 Devon, PA 19333	Director, Senior Vice President	None
L	Connie F. Sjursen	Vice President	None
	Jerry L. Slater 1820 38th Ave. E Seattle, WA 98112	Senior Vice President	None
LW	John H. Smet	Director	President and Trustee
	Rodney G. Smith 15851 Dallas Parkway, Suite 500 Addison, TX 75001-6016	Senior Vice President	None
	J. Eric Snively 2548 Violet Street Glenview, IL 60025	Regional Vice President	None
	Anthony L. Soave 3780 Foxglove Court NE Grand Rapids, MI 49525	Vice President	None
L	Therese L. Soullier	Vice President	None
	Nicholas D. Spadaccini 855 Markley Woods Way Cincinnati, OH 45230	Senior Vice President	None
L	Kristen J. Spazafumo	Vice President	None
	Mark D. Steburg 12508 160th Avenue Southeast Renton, WA 98059	Regional Vice President	None
	Michael P. Stern 213 Aptos Place Danville, CA 94526	Regional Vice President	None
	Brad Stillwagon 2438 Broadmeade Road Louisville, KY 40205	Vice President	None
	Thomas A. Stout 1004 Ditchley Road Virginia Beach, VA 23451	Vice President	None
	Craig R. Strauser 175 Berwick Lake Oswego, OR 97034	Senior Vice President	None
L	Libby J. Syth	Vice President	None
L	Drew W. Taylor	Assistant Vice President	None
L	Larry I. Thatt	Assistant Vice President	None
	Gary J. Thoma 401 Desnoyer Kaukauna, WI 54130	Regional Vice President	None
	Cynthia M. Thompson 4 Franklin Way Ladera Ranch, CA 92694	Regional Vice President	None
	David Tippets 15 Player Green Place The Woodlands, TX 77382	Regional Vice President	None
L	James P. Toomey	Vice President	None
I	Christopher E. Trede	Vice President	None
	George F. Truesdail 400 Abbotsford Court Charlotte, NC 28270	Senior Vice President	None
	Scott W. Ursin-Smith 103 E. Blithedale Avenue, Suite 1 Mill Valley, CA 94941	Senior Vice President	None
S	Cindy Vaquiax	Assistant Vice President	None
	J. David Viale 39 Old Course Drive Newport Beach, CA 92660	Vice President	None
D	Bradley J. Vogt	Director	None
	Gerald J. Voss 1009 Ridge Road Sioux Falls, SD 57105	Regional Vice President	None
L	A. Jordan Wallens 1501 Maple Avenue, #602 Evanston, IL 60201	Regional Vice President	None
	Thomas E. Warren 119 Faubel St. Sarasota, FL 34242	Vice President	None
L	J. Kelly Webb	Senior Vice President	None
	Gregory J. Weimer 206 Hardwood Drive Venetia, PA 15367	Director, Senior Vice President	None
B	Timothy W. Weiss	Director	None
SF	Gregory W. Wendt	Director	None
	George J. Wenzel 261 Barden Road Bloomfield Hills, MI 48304	Vice President	None
	Brian E. Whalen 4072 Yellow Ginger Glen Norcross, GA 30092	Regional Vice President	None
L	N. Dexter Williams, Jr.	Senior Vice President	None
L	Alan J. Wilson	Director	None
	Andrew L. Wilson 11163 Rich Meadow Drive Great Falls, VA 22066	Vice President	None
	Steven C. Wilson 7529 Summit Ridge Road Middleton, WI 53562	Regional Vice President	None
	Timothy J. Wilson 501 Valley Brook Road, Suite 204 McMurray, PA 15317	Vice President	None
B	Laura L. Wimberly	Vice President	None
	Marshall D. Wingo Promenade Two, 25th Floor 1230 Peachtree Street, N.E. Atlanta, GA 30309	Director, Senior Vice President	None
	Kurt A. Wuestenberg 975 Arboretum Drive Saline, MI 48176	Vice President	None
	William R. Yost 9463 Olympia Drive Eden Prairie, MN 55347	Senior Vice President	None
	Jason P. Young 11141 Whitetail Lane Olathe, KS 66061	Regional Vice President	None
	Jonathan A. Young 2145 Hickory Forrest Chesapeake, VA 23322	Regional Vice President	None
	Scott D. Zambon 2178 Pieper Lane Tustin, CA 92782	Regional Vice President	None

__________
L	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
B	Business Address, 135 South State College Boulevard, Brea, CA 92821
S	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251
SF	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
N	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY10111
D	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
G1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland

(c) None

Item 28. Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 135 South State College Boulevard, Brea, California 92821; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821, 8332 Woodfield Crossing Boulevard, Indianapolis, Indiana 46240, 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 29. Management Services

None

Item 30. Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 26th day of October, 2006.

THE AMERICAN FUNDS INSURANCE SERIES
(U.S. GOVERNMENT SECURITIES FUND)

By: /s/ Paul G. Haaga, Jr.
(Paul G. Haaga, Jr., Vice Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on August 30, 2006, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ John H. Smet	President and Trustee
(John H. Smet)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Sharon G. Moseley	Treasurer
(Sharon G. Moseley)

(3)	Trustees:
	Richard G. Capen, Jr.*	Trustee
	H. Frederick Christie*	Trustee
	Diane C. Creel*	Trustee
	Martin Fenton*	Chairman of the Board (Independent and Non-Executive)
	Leonard R. Fuller*	Trustee
	/s/ Abner D. Goldstine	Vice Chairman and Trustee
(Abner D. Goldstine)
	/s/ Paul G. Haaga, Jr.	Vice Chairman and Trustee
(Paul G. Haaga, Jr.)
	R. Clark Hooper*	Trustee
	Richard G. Newman*	Trustee
	Frank M. Sanchez*	Trustee
	/s/ John H. Smet	President and Trustee
(John H. Smet)
*By: /s/ Kimberly S. Verdick
(Kimberly S. Verdick, pursuant to a power of attorney filed herewith)

POWER OF ATTORNEY

I, Richard G. Capen, Jr., the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series - U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	Sharon G. Moseley David A. Pritchett Susi M. Silverman Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at  Rancho Santa Fe, CA, this 9th day of July, 2006.
(City, State)

/s/ Richard G. Capen, Jr.
Richard G. Capen, Jr., Board member

POWER OF ATTORNEY

I, H. Frederick Christie, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series - U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	Karl C. Grauman Sheryl F. Johnson Sharon G. Moseley David A. Pritchett Jeffrey P. Regal Susi M. Silverman Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at  Palos Verdes Estates, CA, this 16th day of July, 2006.
(City, State)

/s/ H. Frederick Christie
H. Frederick Christie, Board member

POWER OF ATTORNEY

I, Diane C. Creel, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series - U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	Sharon G. Moseley Susi M. Silverman Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Victor, NY, this 5th day of July, 2006
(City, State)

/s/ Diane C. Creel
Diane C. Creel, Board member

POWER OF ATTORNEY

I, Martin Fenton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series - U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	Karl C. Grauman Sharon G. Moseley David A. Pritchett Susi M. Silverman Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Solana Beach, CA, this 5th day of July, 2006.
(City, State)

/s/ Martin Fenton
Martin Fenton, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series - U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	Sharon G. Moseley David A. Pritchett Susi M. Silverman Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at  Rolling Hills, CA, this 31st day of July, 2006.
(City, State)

/s/ Leonard R. Fuller
Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series - U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	Sharon G. Moseley David A. Pritchett Susi M. Silverman Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at  Center Harbor, NH, this 16th day of July, 2006.
(City, State)

/s/ R. Clark Hooper
R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Richard G. Newman, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series - U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	Sharon G. Moseley Susi M. Silverman Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of July, 2006
(City, State)

/s/ Richard G. Newman
Richard G. Newman, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series - U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	Sharon G. Moseley Susi M. Silverman Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at  Los Angeles, CA, this 12th day of July, 2006.
(City, State)

/s/ Frank M. Sanchez
Frank M. Sanchez, Board member